UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2011

Date of reporting period:	June 30, 2011

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2011

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1

Fund Performance	12

Expense Example	14

Investment Advisory Agreement Approval	18

Portfolio of Investments:

Money Market	22

Flexible Income	24

Global Infrastructure	43

Growth	46

Focus Growth	49

Multi Cap Growth	51

Mid Cap Growth	54

Financial Statements:

Statements of Assets and Liabilities	58

Statements of Operations	60

Statements of Changes in Net Assets	62

Notes to Financial Statements	68

Financial Highlights	92

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited)

Dear Shareholder,

The financial markets benefited from a relatively positive outlook on the global economy in the early months of 2011, but gains diminished as the period progressed. Political turmoil in the Middle East and North Africa and the subsequent spike in oil prices, Japan's natural disaster and its repercussions on global supply chains, troubling U.S. economic data and uncertainties about the anticipated conclusion of the second round of quantitative easing (QE2) in June, and a renewed focus on the European sovereign debt crisis were among the issues weighing on the markets in the second quarter of 2011. Overall for the six-month period, riskier assets outperformed, with U.S. and international equities generally outpacing fixed income securities.

Domestic Equity Overview

The U.S. equity market rose in the six-month period ended June 30, 2011. The market as represented by the S&P 500 Index posted a stronger gain in the first quarter, when investors were more confident about the economy's path. However, heading into the second quarter, markets were disrupted by the news of political unrest in the Middle East and North Africa, and the earthquake and tsunami in Japan. The pace of U.S. economic growth began to look less certain, with weakening jobs reports, declining consumer spending and retail sales, and reduced activity in the manufacturing sector. Spiking oil prices also weighed on the market, but prices have eased since April's high.

Fixed Income Overview

Despite slowing U.S. economic growth and intensifying European debt concerns, U.S. fixed income securities, as represented by the Barclays U.S. Aggregate Index rose modestly during the period. Early in the period, opinions were divided on whether interest rates would rise or fall once the Treasury market's main buyer, the Federal Reserve, concluded its asset purchase program (QE2) in June. Corporate bonds fared well against a backdrop of global economic growth, low interest rates, and healthy corporate balance sheets. However, in the second quarter, a loss of momentum in the global economy and the worsening debt crisis in Europe slowed the corporate sector's gains and prompted a Treasury rally. The ultra-low interest rate environment continued to weigh on the money markets during the period. With economic growth stalling, investors expect the Fed to maintain its near-zero interest rate policy for a prolonged period, which would keep yields on the short end of the curve anchored. (Note: after the close of the reporting period, the Federal Open Market Committee's August 9, 2011 statement noted that the committee anticipates economic warrant maintaining the federal funds rate at nearly zero through mid-2013.) The money markets were also disrupted by concerns about U.S. money funds' exposure to European banks' commercial paper.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

International Equity Overview

Among international equity markets, Europe led, with the emerging markets trading nearly flat and Japan's market falling during the period (as measured by the MSCI regional indexes). In Europe, the debt crisis seemed to enter a new phase with Greece needing a second bailout and fears that Italy and Spain, the eurozone's third and fourth largest economies, respectively would be next. Yet, the "core" economies of Germany and France (which together comprise half of eurozone Gross Domestic Product) continued to look strong. European companies' exposure to the faster growth in the emerging markets has served them well, corporate profit margins have remained high, and balance sheets have been strong. Japan's equity market was volatile during the period. The market retreated following the earthquake and tsunami on March 11 and subsequent nuclear crisis but was able to regain some of its losses before the end of the reporting period. A rally in mid-June was driven by more optimistic corporate and economic news. Meanwhile, rising inflation and higher interest rates across the emerging markets, combined with concerns about reduced global liquidity, weighed on emerging market equities during the reporting period.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of June 30, 2011, Select Dimensions — Money Market Portfolio had net assets of approximately $94 million with an average portfolio maturity of 11 days. For the seven-day period ended June 30, 2011, the Portfolio's Class X shares provided an effective annualized yield of 0.01% (subsidized) and – 0.45% (non-subsidized) and a current yield of 0.01% (subsidized) and – 0.45% (non-subsidized), while its 30-day moving average yield for June was 0.01% (subsidized) and – 0.40% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2011, the Portfolio's Class X shares returned 0.00%. Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2011, the Portfolio's Class Y shares provided an effective annualized yield of 0.01% (subsidized) and – 0.70% (non-subsidized) and a current yield of 0.01% (subsidized) and – 0.70% (non-subsidized), while its 30-day moving average yield for June was 0.01% (subsidized) and – 0.65% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2011, the Portfolio's Class Y shares returned 0.00%. Past performance is no guarantee of future results.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

We have focused our investment in the front-end of the curve. We remain quite comfortable in our conservative approach to managing our money market funds. Our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Portfolio, has put us in a unique position to respond to market uncertainty. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios of securities that are positioned defensively and with very high levels of liquidity.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Flexible Income Portfolio

For the six-month period ended June 30, 2011, Select Dimensions — Flexible Income Portfolio Class X shares produced a total return of 3.45%, outperforming the Barclays Capital Intermediate U.S. Government/Credit Index (the "Index"),1 which returned 2.47%. For the same period, the Portfolio's Class Y shares returned 3.34%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's positioning in the investment grade credit sector added to returns. The credit markets appear to be weathering the macroeconomic shocks. While May witnessed some widening, credit spreads have since been remarkably resilient. In the investment-grade credit sector, the widening was mainly in financials, whereas industrials and utilities spreads did not move nearly as much. Overall, investment grade corporate spreads were relatively unchanged for the period. Additionally, allocations to non-agency mortgages and emerging market debt slightly helped performance.

However, an allocation to high yield corporate debt detracted from performance. High yield corporate spreads ended the period 9 basis points higher from the beginning of the year. Despite expected near-term

1  The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

market volatility, driven primarily by macro-economic concerns, we believe spreads should tighten from current levels by year end. Credit fundamentals among high yield issuers have shown marked improvement. The U.S. high yield default rate ended the first half 2011 at 2.6%, down from 6.4% a year ago, according to Moody's. Despite the headwinds of slow economic growth and rising input costs, high yield issuers' operating margins and cash flow generation should show moderate improvement, in our opinion, following the aggressive cost cutting measures taken by issuers since 2008.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Global Infrastructure Portfolio

For the six-month period ended June 30, 2011, Select Dimensions — Global Infrastructure Portfolio Class X shares produced a total return of 12.19%, outperforming the Dow Jones Brookfield Global Infrastructure Index (the "Index"),2 which returned 11.84%, and the S&P Global BMI Index,3 which returned 4.96%. For the same period, the Portfolio's Class Y shares returned 12.09%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Infrastructure shares appreciated 11.84% during the first half of 2011, as measured by the Index. Among the major infrastructure sectors, the European regulated utilities, pipeline, and gas midstream sectors exhibited relative outperformance, while the communications, gas distribution utilities, and transmission and distribution sectors underperformed the Index.

The first six months of 2011 were characterized by considerable macroeconomic uncertainty, equity market volatility, and investor tendency towards risk aversion. In the U.S., despite some encouraging economic signs in the first quarter and the beginning of the second quarter, investors became increasingly concerned over the sustainability of economic growth without a further accommodative monetary policy by the Federal Reserve.

2  The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

3  The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Report, there are approximately 10,000 index members representing 26 developed and 19 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

Furthermore, persistent weakness in the labor markets added to the unease. In Europe, concern over the weak fiscal condition of certain European Union member states — with a primary focus on Greece — continued to unsettle the markets. In Asia, investors focused on events in Japan and China, as they attempted to assess the longer-term impact of the Eastern Japan Great Earthquake and to handicap the Chinese central government's ability to control inflation while avoiding a significant slowdown in the Chinese economy.

Despite these macroeconomic challenges, the fundamentals and share price performance of infrastructure companies over the first six months of 2011 turned out to be quite resilient. This is most acutely observed in the European regulated utilities sector, where concerns over regulatory risk and the potential negative impact of higher debt interest costs resulting from the sovereign debt crisis have been largely overdone (at least to date). In fact, longer-term capital plans for the majority of the European regulated utilities have remained quite stable throughout the European debt crisis.

Aside from European regulated utilities, another bright spot within infrastructure for the first half of 2011 was energy infrastructure, where fundamentals in the U.S. and Canada continue to be quite strong and show little sign of letting up. During the first six months of 2011, a number of pipeline and gas midstream companies announced new projects or expansions of existing infrastructure to facilitate the gathering, processing, and transportation of natural gas and natural gas liquids, primarily in shale formations in the U.S. and western Canada. In particular, natural gas liquids take-away capacity remains insufficient in some markets, and companies have been aggressive in bidding for opportunities to meet this need.

Among the sectors that underperformed for the first six months of 2011, we attribute underperformance in the communications sector to the perceived negative impact of a proposed merger of two large wireless carriers on wireless tower company cash flows. Within gas distribution utilities, we attribute underperformance primarily to negative sentiment and perceived regulatory risk relating to the Hong Kong-listed Chinese gas distribution utilities.

The Portfolio's outperformance for the first half of 2011 was primarily driven by bottom-up stock selection, with neutral or favorable stock selection in all the infrastructure sectors except for gas distribution utilities and European regulated utilities. This positive bottom-up stock selection was only partially offset by negative top-down positioning, where our overweight to the communications sector and underweight to European regulated utilities detracted from performance.

In terms of portfolio positioning, we began the first part of 2011 with a large overweight in the toll road sector, more modest overweights in the diversified and gas midstream sectors, and a significant underweight to the gas distribution utilities sector. As many of our investments in the toll road, diversified,

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

and gas midstream sectors have played out in the first six months of the year, we have reduced positions in these sectors accordingly. Moreover, as companies in the gas distribution utilities sector have exhibited underperformance over the first six months of 2011 — with much of the underperformance coming from Hong Kong-listed Chinese gas distribution companies — we have increased the Portfolio's weight to this sector considerably. Overall, our research currently leads us to an overweighting in the Portfolio (amongst the largest sectors) to a group of companies in the gas distribution, communications, and pipeline companies sectors, and an underweighting to companies in the European regulated utilities, gas midstream, and transmission and distribution sectors. The Portfolio's underweight positions primarily reflect caution on near-term valuation.

We remain committed to our core investment philosophy as an infrastructure value investor. As value-oriented, bottom-up driven investors, our investment perspective is that over the medium and long terms, the key factor in determining the performance of infrastructure securities will be underlying infrastructure asset values. Given the large and growing private infrastructure market, we believe that there are limits as to the level of premium or discount at which the public sector should trade relative to its underlying private infrastructure value. These limits can be viewed as the point at which the arbitrage opportunity between owning infrastructure in the private versus public markets becomes compelling. In aiming to achieve core infrastructure exposure in a cost effective manner, we invest in equity securities of publicly listed infrastructure companies we believe offer the best value relative to their underlying assets and growth prospects.

As we look to the second half of the year, we continue to be most positive on infrastructure companies in Asia, where valuations appear to be quite attractive. Stocks are trading at significant discounts to intrinsic value, and growth — despite some concerns over the possibility of a significant slowdown in the Chinese economy — continues to be robust. We also remain positive on energy infrastructure, particularly within the pipeline and gas midstream space in the United States and Canada, as the extraction of shale gas and crude oil continues at a very resilient pace.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

Growth Portfolio

For the six-month period ended June 30, 2011, Select Dimensions — Growth (formerly Capital Growth) Portfolio Class X shares produced a total return of 9.09%, outperforming the Russell 1000® Growth Index (the "Index"),4 which returned 6.83%. For the same period, the Portfolio's Class Y shares returned 8.96%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The main contributors to the Portfolio's relative outperformance during the period included stock selection in technology, although the overweight position in the sector slightly dampened relative gains. Performance here was primarily driven by several holdings in the computer services systems and software industry, and a position in a telecommunications equipment company that is not represented in the Index. Stock selection in the consumer discretionary sector also benefited performance, with contributions from holdings across a range of industries including diversified retail, specialty retail, hotel and casino operators, and restaurants. The health care sector was another positive contributor with strong performance from holdings in the medical equipment and pharmaceuticals industries.

In contrast, stock selection in producer durables was unfavorable, primarily due to disappointing performance from positions in two commercial services stocks that are not represented in the Index. The financial services sector also detracted from performance, with poor performance from holdings in the securities brokerage and services industry. Stock selection and an underweight in the energy sector were disadvantageous to performance. Energy was one of the better performing sectors in the Index during the period, and the Portfolio's lack of exposure to those gains combined with weak performance from a holding in a crude oil producer dampened relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Focus Growth Portfolio

For the six-month period ended June 30, 2011, Select Dimensions — Focus Growth Portfolio Class X shares produced a total return of 8.21%, outperforming the Russell 1000® Growth Index (the "Index"),4

4  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

which returned 6.83%. For the same period, the Portfolio's Class Y shares returned 8.14%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The main contributor to the Portfolio's relative outperformance during the period was stock selection in several key sectors. Performance in the technology sector was primarily driven by several holdings in the computer services systems and software industry, and a position in a telecommunications equipment company that is not represented in the Index. Stock selection in consumer discretionary also aided performance due to a mixed group of holdings that performed well, including a diversified retailer, restaurant, specialty retailer, and an online commerce provider. Stock selections within the materials and processing and the health care sectors were additive as well.

However, stock selection and an underweight in the energy sector were disadvantageous to performance. Energy was one of the better performing sectors in the Index during the period, and the Portfolio's lack of exposure to those gains combined with weak performance from a holding in a crude oil producer dampened relative performance. Stock selection in producer durables was unfavorable, primarily due to disappointing performance from positions in two commercial services stocks that are not represented in the Index. The financial services sector also detracted from performance, largely due to the Portfolio's lack of exposure to the financial data and systems sub-sector, which fared particularly well over this period.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Multi Cap Growth Portfolio

For the six-month period ended June 30, 2011, Select Dimensions — Multi Cap Growth (formerly Capital Opportunities) Portfolio Class X shares produced a total return of 4.83%, underperforming the Russell 3000® Growth Index (the "Index"),5 which returned 6.98%. For the same period, the Portfolio's Class Y shares returned 4.65%. Past performance is no guarantee of future results.

5  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The largest detractor from relative performance during the period was the financial services sector. Within the sector, holdings in diversified financial services and in securities brokerage and services performed poorly. Stock selection in producer durables was also unfavorable, primarily due to disappointing performance from a position in a commercial services stock not represented in the Index and from a global logistics stock. The energy sector was another area of weakness. Energy was one of the better performing sectors in the Index during the period and the Portfolio's lack of exposure to those gains dampened relative performance.

However, stock selection in technology helped to offset relative losses. Performance within the sector was primarily driven by several holdings in the computer services systems and software industry, and a position in a telecommunications equipment company that is not represented in the Index. Stock selection in the health care sector also contributed positively, led by positions in two medical equipment stocks and a medical supply stock.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Mid Cap Growth Portfolio

For the six-month period ended June 30, 2011, Select Dimensions — Mid Cap Growth Portfolio Class X shares produced a total return of 11.45%, outperforming the Russell Midcap® Growth Index (the "Index"),6 which returned 9.59%. For the same period, the Portfolio's Class Y shares returned 11.32%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

6  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

The Portfolio's outperformance was primarily driven by stock selection in the consumer discretionary and health care sectors. In consumer discretionary, top contributors to performance included an internet video streaming company, an apparel retailer and a hotel/casino operator. Leading contributors in the health care sector included positions in two medical equipment stocks and a medical supply stock.

Conversely, detractors from relative performance included stock selection and an underweight position in consumer staples. The Portfolio's sole holding in the sector performed well, but the lack of exposure to other names that also had strong performance was unfavorable to relative performance. Mixed performance among the Portfolio's holdings in the producer durables sector ultimately had a negative impact on relative returns. Stock selection in financial services also hurt performance, with weakness primarily from a holding in a diversified financial services provider.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Arthur Lev
President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2011 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2011 (unaudited)

Average Annual Total Returns—Period Ended June 30, 2011(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Flexible Income	9.07%	2.94%	4.74%	3.90%	11/9/1994
Focus Growth	45.94	8.17	4.16	9.83	11/9/1994
Global Infrastructure	36.89	5.72	5.17	9.22	11/9/1994
Growth	42.50	8.51	4.67	7.62	11/9/1994
Mid Cap Growth	46.21	10.00	8.45	11.40	11/9/1994
Money Market	0.01	1.94	1.88	3.25	11/9/1994
Multi Cap Growth	44.91	7.66	3.74	4.63	1/21/1997

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2011 (unaudited) continued

Average Annual Total Returns—Period Ended June 30, 2011(1)
Class Y	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Flexible Income	8.80%	2.68%	4.48%	3.18%	7/24/2000
Focus Growth	45.62	7.90	3.91	0.79	7/24/2000
Global Infrastructure	36.54	5.47	4.91	2.33	7/24/2000
Growth	42.16	8.23	4.41	0.98	7/24/2000
Mid Cap Growth	45.85	9.73	8.18	4.22	7/24/2000
Money Market	0.01	1.81	1.69	1.99	7/24/2000
Multi Cap Growth	44.52	7.39	3.47	-3.29	7/24/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2011 (unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/11 – 06/30/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2011 (unaudited) continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/11	06/30/11	01/01/11 – 06/30/11
Class X
Actual (0.00% return)	$1,000.00	$1,000.00	$1.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.21	$1.61
Class Y
Actual (0.00% return)	$1,000.00	$1,000.00	$1.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.21	$1.61

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.32% and 0.32% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.62% and 0.87% for class X and Class Y shares, respectively.

Flexible Income

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/11	06/30/11	01/01/11 – 06/30/11
Class X
Actual (3.45% return)	$1,000.00	$1,034.50	$4.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.03	$4.81
Class Y
Actual (3.34% return)	$1,000.00	$1,033.40	$6.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.79	$6.06

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.96% and 1.21% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Global Infrastructure

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/11	06/30/11	01/01/11 – 06/30/11
Class X
Actual (12.19% return)	$1,000.00	$1,121.90	$5.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.64	$5.21
Class Y
Actual (12.09% return)	$1,000.00	$1,120.90	$6.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.04% and 1.29% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2011 (unaudited) continued

Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/11	06/30/11	01/01/11 – 06/30/11
Class X
Actual (9.09% return)	$1,000.00	$1,090.90	$4.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.38	$4.46
Class Y
Actual (8.96% return)	$1,000.00	$1,089.60	$5.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.71

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.89% and 1.14% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focus Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/11	06/30/11	01/01/11 – 06/30/11
Class X
Actual (8.21% return)	$1,000.00	$1,082.10	$3.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.12	$3.71
Class Y
Actual (8.14% return)	$1,000.00	$1,081.40	$5.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.74% and 0.99% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/11	06/30/11	01/01/11 – 06/30/11
Class X
Actual (4.83% return)	$1,000.00	$1,048.30	$5.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.34	$5.51
Class Y
Actual (4.65% return)	$1,000.00	$1,046.50	$6.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.76

  @  Expenses are equal to the Porfolio's annualized expense ratios of 1.10% and 1.35% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2011 (unaudited) continued

Mid Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/11	06/30/11	01/01/11 – 06/30/11
Class X
Actual (11.45% return)	$1,000.00	$1,114.50	$3.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.03	$3.81
Class Y
Actual (11.32% return)	$1,000.00	$1,113.20	$5.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.06

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.76% and 1.01% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2011 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Money Market and Flexible Income Portfolios was below the peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Global Infrastructure Portfolio was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2011 (unaudited) continued

The Board noted that the performance of the Growth, Focus Growth, Multi Cap Growth and Mid Cap Growth Portfolios was better than the peer group averages for the one-, three- and five-year periods.

Performance Conclusions

With respect to the Money Market, Flexible Income and Global Infrastructure Portfolios, after discussion, the Board concluded that performance was acceptable.

With respect to the Growth, Focus Growth, Multi Cap Growth and Mid Cap Growth Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios.

The Board noted that the management fees and total expense ratios for the Money Market, Focus Growth and Mid Cap Growth Portfolios were lower than the peer group averages.

The Board noted for the Flexible Income Portfolio that while the management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average.

The Board noted for the Global Infrastructure Portfolio that while the management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average.

The Board noted for the Growth and Multi Cap Growth Portfolios that while the management fees were higher but close to the peer group averages, the total expense ratios were lower than the peer group averages.

Fee and Expense Conclusions

With respect to the Money Market, Flexible Income, Global Infrastructure, Growth, Focus Growth and Mid Cap Growth Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

With respect to the Multi Cap Growth Portfolio, after discussion, the Board concluded that (i) the management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (ii) the total expense ratio was competitive with its peer group average.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2011 (unaudited) continued

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for all the Portfolios except Flexible Income, include one or more breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2011 (unaudited) continued

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Money Market

Portfolio of Investments ■ June 30, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE
	Repurchase Agreements (59.8%)
$10,127	BNP Paribas Securities Corp., (dated 06/30/11; proceeds $10,127,014; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.48% - 4.74% due 12/01/30 - 08/01/37; Federal National Mortgage Association 1.70% - 3.57% due 04/01/29 - 09/01/46; Government National Mortgage Association 2.25% - 2.63% due 03/20/27 - 10/20/36; valued at $10,430,810)	0.05%			07/01/11	$10,127,000
20,000	Credit Agricole Securites Securities USA, Inc., (dated 06/30/11; proceeds $20,000,006; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 03/31/13; valued at $20,437,755)	0.01			07/01/11	20,000,000
10,000	ING Financial Markets LLC, (dated 06/30/11; proceeds $10,000,011; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 6.00% due 06/01/35 - 03/01/36; valued at $10,323,284)	0.04			07/01/11	10,000,000
16,000	TD Securities USA, (dated 06/30/11; proceeds $16,000,002; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 06/30/16; valued at $16,320,029)	0.005			07/01/11	16,000,000
	Total Repurchase Agreements (Cost $56,127,000)					56,127,000
				DEMAND DATE(b)
	Floating Rate Notes (19.2%)
	International Banks
5,000	Barclays Bank PLC	0.78	(a)	07/19/11	07/19/11	5,000,000
4,000	Lloyds TSB Bank PLC	0.77	(a)	07/29/11	07/29/11	4,000,000
2,500	Royal Bank of Canada	0.26	(a)	08/25/11	02/27/12	2,500,000
4,000	Societe Generale	0.27	(a)	08/08/11	05/08/12	4,000,000
2,500	UBS AG	0.24	(a)	07/14/11	12/14/11	2,500,000
	Total Floating Rate Notes (Cost $18,000,000)					18,000,000

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Commercial Paper (9.5%)
	International Banks
$1,000	ABN Amro Funding USA LLC (c)	0.20%		07/22/11	$999,883
3,500	BPCE SA (c)	0.25 - 0.43		07/08/11 - 09/12/11	3,498,861
2,000	ING US Funding LLC	0.29		07/08/11	1,999,887
2,400	Svenska Handelsbanken, Inc. (c)	0.29		07/15/11	2,399,729
	Total Commercial Paper (Cost $8,898,360)				8,898,360
	Certificates of Deposit (8.5%)
	International Banks
2,000	Bank of Montreal	0.11		07/01/11	2,000,000
2,000	Credit Agricole CIB	0.24		08/04/11	2,000,000
2,000	Nordea Bank Finland PLC	0.07		07/05/11	2,000,000
2,000	Svenska Handelsbanken AB	0.24		08/30/11	2,000,050
	Total Certificates of Deposit (Cost $8,000,050)				8,000,050
		COUPON RATE(a)	DEMAND DATE(b)
	Tax-Exempt Instrument
	Weekly Variable Rate Bond (3.2%)
3,000	Miami-Dade County, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $3,000,000)	0.08%	07/07/11	10/01/48	3,000,000
	Total Investments (Cost $94,025,410) (d)			100.2%	94,025,410
	Liabilities in Excess of Other Assets			(0.2)	(179,672)
	Net Assets			100.0%	$93,845,738

  (a)  Rate shown is the rate in effect at June 30, 2011.

  (b)  Date of next interest rate reset.

  (c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Cost is the same for federal income tax purposes.

MATURITY SCHEDULE†

1 - 30 Days	86.7%
31 - 60 Days	9.0
61 - 90 Days	4.3
100.0%

†  As a percentage of total investments.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Foreign Government & Corporate Bonds (22.8%)
	Argentina (0.5%)
	Sovereign
$141	Argentina Bonos	7.00%	10/03/15	$138,976
	Australia (2.1%)
	Basic Materials (0.8%)
35	FMG Resources August 2006 Pty Ltd. (a)	6.375	02/01/16	35,087
160	FMG Resources August 2006 Pty Ltd. (a)	6.875	02/01/18	163,200
				198,287
	Communications (0.1%)
40	Telstra Corp. Ltd. (a)	4.80	10/12/21	40,213
	Consumer, Cyclical (0.1%)
35	Wesfarmers Ltd. (a)	2.983	05/18/16	35,143
	Consumer, Non-Cyclical (0.2%)
45	Woolworths Ltd. (a)	4.00	09/22/20	43,903
	Finance (0.9%)
50	Dexus Diversfied Trust/Dexus Office Trust (a)	5.60	03/15/21	50,619
100	National Australia Bank Ltd. (a)	3.375	07/08/14	106,447
75	WEA Finance LLC (a)	4.625	05/10/21	72,926
				229,992
	Total Australia			547,538
	Belgium (0.1%)
	Consumer, Non-Cyclical
34	Delhaize Group SA	5.70	10/01/40	31,740
	Brazil (2.0%)
	Basic Materials (0.2%)
50	Vale Overseas Ltd.	5.625	09/15/19	53,613
5	Vale Overseas Ltd.	6.875	11/10/39	5,459
				59,072
	Energy (0.2%)
55	Petrobras International Finance Co.	5.75	01/20/20	58,946
	Sovereign (1.6%)
200	Banco Nacional de Desenvolvimento Economico e Social (a)	6.369	06/16/18	225,000

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$150	Brazilian Government International Bond	5.875%		01/15/19	$174,375
10	Brazilian Government International Bond	7.125		01/20/37	12,400
					411,775
	Total Brazil				529,793
	Canada (0.7%)
	Basic Materials
40	Barrick North America Finance LLC (a)	4.40		05/30/21	39,894
120	Nova Chemicals Corp.	8.375		11/01/16	132,600
	Total Canada				172,494
	Dominican Republic (0.0%)
	Sovereign
5	Dominican Republic International Bond	9.04		01/23/18	6,175
	France (0.7%)
	Communications (0.2%)
15	France Telecom SA	8.50		03/01/31	20,244
40	Vivendi SA (a)	6.625		04/04/18	45,312
					65,556
	Finance (0.3%)
75	BNP Paribas SA	5.00		01/15/21	75,547
	Industrials (0.2%)
40	Lafarge SA (a)	5.85		07/09/15	42,804
	Total France				183,907
	Germany (0.1%)
	Communications
25	Deutsche Telekom International Finance BV	8.75		06/15/30	33,081
	Ghana (0.4%)
	Sovereign
100	Republic of Ghana (a)	8.50		10/04/17	113,500
	Indonesia (1.2%)
	Finance (0.1%)
19	Tjiwi Kimia Finance BV, Tranche A (a)	3.279	(b)	04/28/15	3,340
107	Tjiwi Kimia Finance BV, Tranche B (a)	3.279	(b)	04/28/18	12,166
264	Tjiwi Kimia Finance BV, Tranche C (a)	0.00	(b)	04/28/27	9,095
					24,601

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Sovereign (1.1%)
	$100	Indonesia Government International Bond (a)	11.625%	03/04/19	$147,875
	100	Republic of Indonesia	7.75	01/17/38	126,375
					274,250
		Total Indonesia			298,851
		Ireland (1.1%)
		Consumer, Non-Cyclical (0.6%)
	145	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (a)	7.75	09/15/18	146,993
		Sovereign (0.2%)
EUR	68	Ireland Government Bond	5.40	03/13/25	61,100
		Utilities (0.3%)
	$75	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	74,089
		Total Ireland			282,182
		Italy (0.4%)
		Utilities
	100	Enel Finance International N.V. (a)	5.125	10/07/19	101,281
		Kazakhstan (0.5%)
		Sovereign
	100	KazMunayGas National Co. (a)	9.125	07/02/18	123,740
		Luxembourg (0.7%)
		Basic Materials (0.2%)
	40	ArcelorMittal	9.85	06/01/19	50,783
		Communications (0.5%)
	95	Intelsat Jackson Holdings SA	9.50	06/15/16	99,868
	25	Telecom Italia Capital SA	6.999	06/04/18	27,380
					127,248
		Total Luxembourg			178,031
		Mexico (2.2%)
		Basic Materials (0.1%)
	5	Southern Copper Corp.	5.375	04/16/20	5,147
	20	Southern Copper Corp.	6.75	04/16/40	19,556
					24,703

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Consumer, Non-Cyclical (0.4%)
	$100	Grupo Bimbo SAB de CV (a)	4.875%		06/30/20	$100,838
		Sovereign (1.7%)
MXN	1,083	Mexican Bonos	8.00		06/11/20	99,467
	$44	Mexico Government International Bond	5.95		03/19/19	50,710
	20	Mexico Government International Bond	6.05		01/11/40	21,380
	100	Mexico Government International Bond	6.75		09/27/34	116,750
	33	Pemex Project Funding Master Trust	6.625		06/15/35	34,948
	25	Pemex Project Funding Master Trust	6.625		06/15/38	26,341
	60	Petroleos Mexicanos	5.50		01/21/21	63,210
	15	Petroleos Mexicanos	8.00		05/03/19	18,570
						431,376
		Total Mexico				556,917
		Netherlands (0.8%)
		Finance (0.3%)
	75	Aegon N.V.	4.625		12/01/15	79,559
		Technology (0.5%)
	120	Sensata Technologies BV (a)	6.50		05/15/19	120,300
		Total Netherlands				199,859
		Peru (0.5%)
		Sovereign
	10	Peruvian Government International Bond	7.35		07/21/25	12,265
	56	Peruvian Government International Bond	8.75		11/21/33	76,636
	40	Republic of Peru	7.125		03/30/19	48,320
		Total Peru				137,221
		Philippines (0.4%)
		Sovereign
	87	Philippine Government International Bond	8.875		03/17/15	108,419
		Russia (1.4%)
		Communications (0.1%)
	23	Intelsat Luxembourg SA	11.50	(c)	02/04/17	25,087
		Sovereign (1.3%)
	142	Russian Foreign Bond - Eurobond	7.50		03/31/30	167,750
	90	Russian Foreign Bond - Eurobond	12.75		06/24/28	159,750
						327,500
		Total Russia				352,587

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	South Africa (0.4%)
	Communications
$100	Sable International Finance Ltd. (a)	7.75%	02/15/17	$101,000
	Spain (0.6%)
	Communications (0.2%)
45	Telefonica Europe BV	8.25	09/15/30	53,871
	Finance (0.4%)
100	BBVA US Senior SAU	3.25	05/16/14	98,960
	Total Spain			152,831
	Switzerland (0.5%)
	Finance (0.4%)
25	ABB Treasury Center USA, Inc. (a)	2.50	06/15/16	24,836
5	Credit Suisse	6.00	02/15/18	5,403
70	Credit Suisse AG	5.40	01/14/20	70,987
				101,226
	Industrials (0.1%)
25	Holcim US Finance Sarl & Cie SCS (a)	6.00	12/30/19	26,759
	Total Switzerland			127,985
	Turkey (1.1%)
	Sovereign
100	Turkey Government International Bond	5.625	03/30/21	105,000
100	Turkey Government International Bond	6.75	04/03/18	114,120
17	Turkey Government International Bond	6.875	03/17/36	18,785
15	Turkey Government International Bond	8.00	02/14/34	18,675
19	Turkey Government International Bond	11.875	01/15/30	32,395
	Total Turkey			288,975
	Ukraine (0.4%)
	Sovereign
100	Ukraine Government International Bond	6.75	11/14/17	101,375
	United Kingdom (2.8%)
	Communications (0.9%)
100	Virgin Media Finance PLC, Series 1	9.50	08/15/16	113,500
100	WPP Finance UK	8.00	09/15/14	117,388
				230,888

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Finance (1.3%)
$65	Barclays Bank PLC	6.75%	05/22/19	$73,079
30	HSBC Holdings PLC	5.10	04/05/21	30,802
120	Nationwide Building Society (a)	6.25	02/25/20	124,999
100	Royal Bank of Scotland PLC (The)	4.875	03/16/15	103,870
				332,750
	Industrials (0.4%)
100	BAA Funding Ltd. (a)	4.875	07/15/21	97,802
	Utilities (0.2%)
60	PPL WEM Holdings PLC (a)	3.90	05/01/16	61,639
	Total United Kingdom			723,079
	Uruguay (0.1%)
	Sovereign
10	Uruguay Government International Bond	8.00	11/18/22	12,990
	Venezuela (1.1%)
	Sovereign
130	Petroleos de Venezuela SA	8.50	11/02/17	97,045
20	Venezuela Government International Bond	6.00	12/09/20	12,550
150	Venezuela Government International Bond	7.65	04/21/25	97,875
89	Venezuela Government International Bond	9.25	09/15/27	67,507
	Total Venezuela			274,977
	Total Foreign Government & Corporate Bonds (Cost $5,660,748)			5,879,504
	Domestic Corporate Bonds (56.9%)
	Basic Materials (3.4%)
70	Boise Paper Holdings LLC/Boise Finance Co.	9.00	11/01/17	76,475
95	CF Industries, Inc.	6.875	05/01/18	107,944
65	Georgia-Pacific LLC	8.875	05/15/31	82,335
60	International Paper Co.	7.50	08/15/21	70,259
200	JMC Steel Group (a)	8.25	03/15/18	204,000
108	Lyondell Chemical Co. (a)	8.00	11/01/17	120,420
95	Nalco Co. (a)	6.625	01/15/19	97,850
80	Nalco Co.	8.25	05/15/17	87,800
35	PH Glatfelter Co.	7.125	05/01/16	36,269
				883,352

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Communications (7.4%)
$30	CBS Corp.	8.875%	05/15/19	$38,300
140	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50	04/30/21	138,775
105	Cincinnati Bell, Inc.	8.375	10/15/20	105,000
140	CommScope, Inc. (a)	8.25	01/15/19	144,900
95	Cricket Communications, Inc. (a)	7.75	10/15/20	93,337
180	CSC Holdings LLC	8.625	02/15/19	203,850
65	DISH DBS Corp.	6.625	10/01/14	68,575
30	Earthlink, Inc. (a)	8.875	05/15/19	27,375
80	EH Holding Corp. (a)	7.625	06/15/21	82,000
15	Expedia, Inc.	5.95	08/15/20	14,663
110	Frontier Communications Corp.	9.00	08/15/31	113,300
145	inVentiv Health, Inc. (a)	10.00	08/15/18	142,462
50	NBC Universal Media LLC (a)	5.15	04/30/20	52,889
65	News America, Inc.	7.85	03/01/39	78,069
75	Qwest Corp.	8.375	05/01/16	88,875
70	Sprint Capital Corp.	6.90	05/01/19	72,450
40	Time Warner Cable, Inc.	6.75	07/01/18	46,454
15	Time Warner, Inc.	4.875	03/15/20	15,561
30	Time Warner, Inc.	5.875	11/15/16	34,331
65	Verizon Communications, Inc.	6.35	04/01/19	75,622
30	Windstream Corp.	7.75	10/01/21	31,500
100	Windstream Corp.	7.875	11/01/17	106,625
120	XM Satellite Radio, Inc. (a)	7.625	11/01/18	126,000
				1,900,913
	Consumer, Cyclical (6.7%)
70	Ameristar Casinos, Inc. (a)	7.50	04/15/21	72,538
80	Caesars Entertainment Operating Co., Inc.	10.00	12/15/18	72,600
110	Caesars Entertainment Operating Co., Inc.	11.25	06/01/17	121,962
75	CVS Pass-Through Trust	6.036	12/10/28	80,202
30	Daimler Finance North America LLC	7.30	01/15/12	31,048
125	Dana Holding Corp.	6.50	02/15/19	124,375
75	DR Horton, Inc.	6.50	04/15/16	78,563
50	Gap, Inc. (The)	5.95	04/12/21	48,123
65	Home Depot, Inc.	5.875	12/16/36	66,745
30	Hyatt Hotels Corp. (a)	6.875	08/15/19	33,532
15	Ingram Micro, Inc.	5.25	09/01/17	15,744
15	JC Penney Co., Inc.	5.65	06/01/20	14,925
36	JC Penney Corp., Inc.	6.375	10/15/36	32,400

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$145	Lennar Corp.	6.95%		06/01/18	$141,375
100	Levi Strauss & Co.	7.625		05/15/20	100,500
140	MGM Resorts International	7.625		01/15/17	135,450
50	QVC, Inc. (a)	7.125		04/15/17	52,750
299	Resort at Summerlin LP, Series B (d)(e)(f)(g)	13.00	(c)	12/15/07	0
30	Tenneco, Inc.	6.875		12/15/20	30,675
105	Tenneco, Inc.	7.75		08/15/18	110,513
70	TRW Automotive, Inc. (a)	8.875		12/01/17	78,750
35	Wal-Mart Stores, Inc.	5.25		09/01/35	35,122
55	Wyndham Worldwide Corp.	5.625		03/01/21	54,963
145	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75		08/15/20	158,231
30	Yum! Brands, Inc.	6.875		11/15/37	34,143
					1,725,229
	Consumer, Non-Cyclical (13.6%)
20	Altria Group, Inc.	9.25		08/06/19	26,118
100	Aptalis Pharma, Inc.	12.75		03/01/16	108,875
285	ARAMARK Corp.	8.50		02/01/15	297,469
85	Boston Scientific Corp.	6.00		01/15/20	92,172
35	Bunge Ltd. Finance Corp.	8.50		06/15/19	42,733
195	CHS/Community Health Systems, Inc.	8.875		07/15/15	201,338
25	ConAgra Foods, Inc.	7.00		10/01/28	26,297
20	ConAgra Foods, Inc.	8.25		09/15/30	23,826
285	Constellation Brands, Inc.	7.25		05/15/17	311,363
195	Del Monte Foods Co. (a)	7.625		02/15/19	197,925
65	Gilead Sciences, Inc.	4.50		04/01/21	65,235
125	HCA, Inc.	7.69		06/15/25	117,500
75	Healthsouth Corp.	7.75		09/15/22	79,406
25	Healthsouth Corp.	10.75		06/15/16	26,500
140	IASIS Healthcare LLC/IASIS Capital Corp. (a)	8.375		05/15/19	138,600
280	Jarden Corp.	7.50		05/01/17	292,250
75	JBS USA LLC/J BS USA Finance, Inc.	11.625		05/01/14	86,625
135	Kindred Healthcare, Inc. (a)	8.25		06/01/19	135,000
50	Kraft Foods, Inc.	5.375		02/10/20	54,755
30	Quest Diagnostics, Inc.	6.95		07/01/37	33,412
270	RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25		02/01/21	270,000
8	Select Medical Corp.	7.625		02/01/15	7,960
35	Select Medical Holdings Corp.	6.211	(b)	09/15/15	33,600
285	SUPERVALU, Inc.	8.00		05/01/16	292,125

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$80	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	08/01/16	$87,600
125	TreeHouse Foods, Inc.	7.75	03/01/18	133,125
75	Universal Health Services, Inc.	7.00	10/01/18	77,625
115	Valeant Pharmaceuticals International (a)	6.50	07/15/16	114,281
85	Valeant Pharmaceuticals International (a)	7.25	07/15/22	82,875
55	Verisk Analytics, Inc.	5.80	05/01/21	58,448
				3,515,038
	Energy (7.5%)
80	Alpha Natural Resources, Inc.	6.25	06/01/21	80,800
55	Anadarko Petroleum Corp.	6.95	06/15/19	64,341
275	Chaparral Energy, Inc. (a)	8.25	09/01/21	278,437
200	Concho Resources, Inc.	7.00	01/15/21	207,500
155	Denbury Resources, Inc.	9.75	03/01/16	173,987
50	Energy Transfer Partners LP	9.00	04/15/19	62,261
200	Energy XXI Gulf Coast, Inc. (a)	9.25	12/15/17	213,500
25	EQT Corp.	8.125	06/01/19	30,628
125	Linn Energy LLC/Linn Energy Finance Corp. (a)	6.50	05/15/19	124,063
30	Marathon Petroleum Corp. (a)	5.125	03/01/21	30,900
110	Plains Exploration & Production Co.	10.00	03/01/16	124,300
95	QEP Resources, Inc.	6.875	03/01/21	100,700
125	SandRidge Energy, Inc.	8.75	01/15/20	133,750
150	Venoco, Inc. (a)	8.875	02/15/19	150,750
130	Williams Cos., Inc. (The)	7.875	09/01/21	161,425
				1,937,342
	Finance (11.2%)
255	Ally Financial, Inc. (a)	6.25	12/01/17	254,256
215	Ally Financial, Inc.	7.50	09/15/20	225,750
50	Brandywine Operating Partnership	4.95	04/15/18	50,763
14	CA FM Lease Trust (a)(d)	8.50	07/15/17	16,277
25	Citigroup, Inc. (See Note 6)	8.125	07/15/39	31,383
85	Citigroup, Inc. (See Note 6)	8.50	05/22/19	105,529
70	CNA Financial Corp.	5.75	08/15/21	72,420
80	Digital Realty Trust LP	4.50	07/15/15	83,339
40	General Electric Capital Corp.	5.30	02/11/21	41,700
50	Genworth Financial, Inc.	7.20	02/15/21	50,122
135	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	147,130
35	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	39,612

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$60	Hartford Financial Services Group, Inc. (See Note 6)	5.50%	03/30/20	$61,956
75	HCP, Inc.	5.625	05/01/17	81,555
50	Health Care REIT, Inc.	6.125	04/15/20	53,647
275	International Lease Finance Corp.	8.25	12/15/20	297,688
65	JPMorgan Chase & Co.	4.625	05/10/21	64,600
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	94,052
30	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	29,953
35	Nationwide Financial Services (a)	5.375	03/25/21	35,221
112	NSG Holdings LLC/NSG Holdings, Inc. (a)	7.75	12/15/25	110,320
30	Principal Financial Group, Inc.	8.875	05/15/19	38,217
35	Prudential Financial, Inc.	6.625	12/01/37	37,278
275	Regions Financial Corp.	5.75	06/15/15	271,110
30	Santander Holdings USA, Inc.	4.625	04/19/16	30,181
215	SLM Corp.	6.25	01/25/16	223,282
60	SLM Corp.	8.00	03/25/20	64,530
80	TD Ameritrade Holding Corp.	5.60	12/01/19	85,906
75	Ventas Realty LP/Ventas Capital Corp.	4.75	06/01/21	73,354
60	Wells Operating Partnership II LP (a)	5.875	04/01/18	61,982
55	Willis Group Holdings PLC	4.125	03/15/16	56,134
				2,889,247
	Industrials (3.0%)
75	Clean Harbors, Inc. (a)	7.625	08/15/16	79,875
45	Cooper US, Inc.	5.25	11/15/12	47,664
45	CRH America, Inc.	6.00	09/30/16	49,451
75	Graphic Packaging International, Inc.	7.875	10/01/18	79,875
13	Hexcel Corp.	6.75	02/01/15	13,293
70	Masco Corp.	6.125	10/03/16	71,987
140	Pactiv Corp.	7.95	12/15/25	126,000
185	RBS Global, Inc./Rexnord LLC	8.50	05/01/18	196,331
70	Solo Cup Co.	8.50	02/15/14	65,625
30	Union Pacific Corp.	6.125	02/15/20	34,937
				765,038
	Technology (1.3%)
135	CDW LLC/CDW Finance Corp. (a)	8.50	04/01/19	132,975
11	First Data Corp. (a)	12.625	01/15/21	11,825
35	KLA-Tencor Corp.	6.90	05/01/18	39,591
95	SunGard Data Systems, Inc.	7.375	11/15/18	95,475

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$30	SunGard Data Systems, Inc.	10.625%		05/15/15	$32,625
20	Xerox Corp.	6.35		05/15/18	22,958
					335,449
	Utilities (2.8%)
40	FirstEnergy Solutions Corp.	6.05		08/15/21	43,124
245	GenOn Americas Generation LLC	8.50		10/01/21	252,350
64	Homer City Funding LLC	8.137		10/01/19	58,880
79	Midwest Generation LLC, Series B	8.56		01/02/16	80,833
115	NRG Energy, Inc.	8.50		06/15/19	119,600
150	Puget Energy, Inc.	6.50		12/15/20	155,177
					709,964
	Total Domestic Corporate Bonds (Cost $14,212,846)				14,661,572
	Asset-Backed Securities (2.2%)
100	Ally Master Owner Trust (a)	2.88		04/15/15	102,910
125	Ford Credit Floorplan Master Owner Trust (a)	1.887	(b)	02/15/17	129,983
200	FUEL Trust (a)	4.207		10/15/22	200,978
20	Specialty Underwriting & Residential Finance	0.456	(b)	05/25/35	16,464
125	Westlake Automobile Receivables Trust (a)	5.00		05/15/15	125,670
	Total Asset-Backed Securities (Cost $569,524)				576,005
	Agency Fixed Rate Mortgages (0.6%)
	Federal National Mortgage Association,
	Conventional Pools:
100		6.50		07/01/29 - 11/01/33	113,643
34		7.00		02/01/33	39,111
1		8.00		02/01/12	721
1	Government National Mortgage Association, Various Pools:	8.00		06/15/26	699
	Total Agency Fixed Rate Mortgages (Cost $140,392)				154,174

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	U.S. Treasury Securities (7.4%)
	U.S. Treasury Bonds
$200		3.50%		02/15/39	$171,781
910		7.50		11/15/24	1,281,679
	U.S. Treasury Notes
155		2.25		01/31/15	161,309
280		2.75		02/28/18	286,759
	Total U.S. Treasury Securities (Cost $1,871,301)				1,901,528
	Municipal Bonds (1.2%)
35	Chicago Illinois Transit Authority	6.20		12/01/40	35,358
15	City of Chicago, IL	6.395		01/01/40	15,699
30	City of New York, NY	5.968		03/01/36	31,755
75	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184		01/01/34	78,016
	Municipal Electric Authority of Georgia
15		6.64		04/01/57	14,761
20		6.66		04/01/57	18,999
30	New York City Transitional Finance Authority	5.267		05/01/27	31,134
	State of California, General Obligation Bonds
40		5.95		04/01/16	44,793
25		6.65		03/01/22	28,047
	Total Municipal Bonds (Cost $286,662)				298,562
	Mortgages - Other (5.3%)
	Banc of America Alternative Loan Trust
140		5.25		01/25/21	133,291
150		5.913	(b)	10/25/36	106,060
124	Chase Mortgage Finance Corp.	6.00		11/25/36	107,372
88	Countrywide Alternative Loan Trust	6.00		04/25/36	64,866
207	Countrywide Home Loan Mortgage Pass Through Trust	0.486	(b)	04/25/46	61,019
	First Horizon Alternative Mortgage Securities
89		5.00		11/25/20	82,454
79		6.25		08/25/36	61,775
27	GMAC Mortgage Corp. Loan Trust (a)	4.25		07/25/40	27,004
91	GS Mortgage Securities Corp. (a)	7.50	(b)	09/25/36	78,239

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Lehman Mortgage Trust
$65		5.50%		11/25/35	$60,537
98		5.50		02/25/36	93,984
94		6.50		09/25/37	75,548
19	Mastr Adjustable Rate Mortgages Trust	1.218	(b)	04/25/46	244
	Residential Accredit Loans, Inc.
90		0.686	(b)	03/25/35	58,597
108		6.00		04/25/36	75,626
175	Structured Adjustable Rate Mortgage Loan Trust	2.618	(b)	08/25/34	152,072
185	WaMu Mortgage Pass Through Certificates	1.048	(b)	05/25/47	124,375
	Total Mortgages - Other (Cost $1,355,425)				1,363,063
	Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
273	Federal Home Loan Mortgage Corporation, IO REMIC	5.953	(b)	07/15/37	39,726
	Federal National Mortgage Association,
239	IO REMIC	6.51	(b)	02/25/24	26,815
	IO STRIPS
43		6.50	(b)	12/01/29	5,259
39		7.00	(b)	11/01/19	5,542
52		7.00		12/01/34	10,583
88		8.00	(b)	06/01/35	21,517
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $80,542)				109,442

NUMBER OF SHARES
	Preferred Stocks (0.8%)
	Consumer Finance (0.5%)
5,425	GMAC Capital Trust I (h)	138,880
	Diversified Financial Services (0.3%)
82	Ally Financial, Inc. $70.00 (a)	77,070
	Total Preferred Stocks (Cost $171,474)	215,950

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Common Stocks (0.0%)
	Communications Equipment (0.0%)
563	ORBCOMM, Inc. (h)	$1,762
	Diversified Telecommunication Services (0.0%)
109	XO Holdings, Inc. (e)(h)(i)	77
	Electric Utilities (0.0%)
13	PNM Resources, Inc. (e)	218
	Wireless Telecommunication Services (0.0%)
49	USA Mobility, Inc. (e)	748
	Total Common Stocks (Cost $637)	2,805

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (1.8%)
	U.S. Treasury Security (0.9%)
$230	U.S. Treasury Bill (Cost $229,976) (j)(k)	0.046%	09/22/11	229,976
NUMBER OF SHARES (000)
	Investment Company (0.9%)
225	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $225,198)			225,198
	Total Short-Term Investments (Cost $455,174)			455,174
	Total Investments (Cost $24,804,725) (l)(m)		99.4%	25,617,779
	Other Assets in Excess of Liabilities		0.6	143,855
	Net Assets		100.0%	$25,761,634

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

  IO  Interest Only.

  REIT  Real Estate Investment Trust.

  REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  (a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.

  (c)  Payment-in-kind security.

  (d)  At June 30, 2011, the Portfolio held fair valued securities valued at $16,277, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  Acquired through exchange offer.

  (f)  Non-income producing security; bond in default.

  (g)  Issuer in bankruptcy.

  (h)  Non-income producing security.

  (i)  Illiquid security.

  (j)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (k)  A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.

  (l)  Securities have been designated as collateral in connection with open foreign currency exchange, futures contracts and swap agreements.

  (m)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,420,855 and the aggregate gross unrealized depreciation is $607,801 resulting in net unrealized appreciation of $813,054.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 2011:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank		$67,056	KRW	72,571,760	07/11/11	$892
JPMorgan Chase Bank		$30,655	THB	929,760	07/11/11	(404)
UBS AG	CHF	124,000		$147,558	07/15/11	62
UBS AG	EUR	54,953		$79,220	07/15/11	(448)
UBS AG	JPY	5,652,000		$69,401	07/15/11	(810)
UBS AG	JPY	5,653,943		$69,425	07/15/11	(810)
UBS AG		$140,529	NOK	760,000	07/15/11	252
UBS AG		$140,564	SEK	870,000	07/15/11	(3,098)
JPMorgan Chase Bank		$11,287	CLP	5,338,080	07/25/11	106
Net Unrealized Depreciation						$(4,258)

FUTURES CONTRACTS OPEN AT JUNE 30, 2011:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
18	Long	U.S. Treasury 5 yr. Note, Sep-11	$2,145,516	$3,406
4	Long	U.S. Treasury Ultra Long Bond, Sep-11	505,000	(9,593)
1	Long	U.S. Treasury 2 yr. Note, Sep-11	219,344	156
1	Short	German Euro Bund, Sep-11	(181,965)	218
4	Short	U.S. Treasury 30 yr. Bond, Sep-11	(492,125)	2,906
36	Short	U.S. Treasury 10 yr. Note, Sep-11	(4,403,813)	(13,216)
Net Unrealized Depreciation				$(16,123)

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

INTEREST RATE SWAP AGREEMENTS OPEN AT JUNE 30, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse		$2,615	3 Month LIBOR	Receive	0.80%	10/28/13	$(876)
Credit Suisse	CAD	849	3 Month CDOR	Receive	2.18	09/08/15	5,196
Credit Suisse		611	3 Month CDOR	Receive	2.21	09/08/15	2,974
Credit Suisse		$1,095	3 Month LIBOR	Pay	2.10	10/28/17	(21,116)
Credit Suisse	CAD	1,000	3 Month CDOR	Pay	4.07	09/08/20	(10,047)
Credit Suisse		720	3 Month CDOR	Pay	4.12	09/08/20	(5,480)
Goldman Sachs	GBP	870	6 Month LIBOR	Pay	4.90	03/04/21	8,657
Goldman Sachs		320	6 Month LIBOR	Pay	4.85	04/01/21	1,946
Goldman Sachs		200	6 Month LIBOR	Receive	4.18	03/04/41	(9,280)
Goldman Sachs		70	6 Month LIBOR	Receive	4.13	04/01/41	(2,023)
Net Unrealized Depreciation							$(30,049)

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

ZERO COUPON SWAP AGREEMENTS OPEN AT JUNE 30, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	PREMIUM PAID (RECEIVED) (000)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$508	3 Month LIBOR	Receive	11/15/21	$—	$(123,289)
Deutsche Bank	500	3 Month LIBOR	Pay	11/15/21	—	20,083
Deutsche Bank	427	3 Month LIBOR	Receive	11/15/21	—	(87,813)
JPMorgan Chase	332	3 Month LIBOR	Receive	11/15/19	—	(73,809)
UBS AG	160	3 Month LIBOR	Receive	11/15/19	—	(33,665)
Net Unrealized Depreciation						$(298,493)

CDOR  Canadian Dealer Offered Rate.

LIBOR  London Interbank Offered Rate.

Currency Abbreviations:

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

EUR  Euro.

GBP  British Pound.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

SEK  Swedish Krona.

THB  Thai Baht.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

SUMMARY OF INVESTMENTS

PORTFOLIO COMPOSITION	VALUE		PERCENT OF TOTAL INVESTMENTS
Domestic Corporate Bonds	$14,661,572		57.2%
Foreign Government & Corporate Bonds	5,879,504		23.0
U.S. Treasury Securities	1,901,528		7.4
Mortgages - Other	1,363,063		5.3
Asset-Backed Securities	576,005		2.2
Short-Term Investments	455,174		1.8
Municipal Bonds	298,562		1.2
Preferred Stocks	215,950		0.8
Agency Fixed Rate Mortgages	154,174		0.6
Collateralized Mortgage Obligations - Agency Collateral Series	109,442		0.4
Common Stocks	2,805		0.1
	$25,617,779	+	100.0%

  +  Does not include open foreign currency contracts with net unrealized depreciation of $4,258. Does not include open long/short futures contracts with an underlying face amount of $7,947,763 and net unrealized depreciation of $16,123. Also does not include open swap agreements with net unrealized depreciation of $328,542.

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.8%) Australia (4.2%)
	Airports
112,148	MAp Group (Stapled Securities) (a)	$403,315
	Diversified
28,700	DUET Group (Stapled Securities) (a)(b)	52,413
	Oil & Gas Storage & Transportation
41,800	APA Group (Stapled Securities) (a)	182,671
	Toll Roads
90,500	Transurban Group (Stapled Securities) (a)	509,571
	Transmission & Distribution
74,157	Spark Infrastructure Group	102,737
	Total Australia	1,250,707
	Brazil (0.7%)
	Water
3,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	190,944
	Canada (14.1%)
	Oil & Gas Storage & Transportation
49,440	Enbridge, Inc.	1,607,588
55,590	TransCanada Corp.	2,441,015
		4,048,603
	Transmission & Distribution
4,490	Fortis, Inc.	150,605
	Total Canada	4,199,208
	China (12.4%)
	Oil & Gas Storage & Transportation
290,000	Beijing Enterprises Holdings Ltd. (c)	1,517,072
1,303,000	China Gas Holdings Ltd. (c)	526,128

NUMBER OF SHARES		VALUE
208,000	ENN Energy Holdings Ltd. (c)	$707,018
425,000	Sichuan Expressway Co. Ltd. (c)	219,666
		2,969,884
	Ports
100,370	China Merchants Holdings International Co., Ltd. (c)	389,678
	Toll Roads
362,000	Jiangsu Expressway Co., Ltd. H Shares (c)	335,941
	Total China	3,695,503
	France (4.5%)
	Communications
5,994	Eutelsat Communications SA	269,601
37,987	SES SA	1,065,658
	Total France	1,335,259
	Germany (0.3%)
	Airports
1,246	Fraport AG Frankfurt Airport Services Worldwide	100,188
	Hong Kong (2.7%)
	Oil & Gas Storage & Transportation
357,260	Hong Kong & China Gas Co., Ltd.	812,931
	Italy (3.8%)
	Oil & Gas Storage & Transportation
83,796	Snam Rete Gas SpA	496,074
	Toll Roads
25,730	Atlantia SpA	547,767
	Transmission & Distribution
14,400	Terna Rete Elettrica Nazionale SpA	66,915
	Total Italy	1,110,756

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Netherlands (1.2%)
	Oil & Gas Storage & Transportation
7,202	Koninklijke Vopak N.V.	$352,922
	Spain (3.7%)
	Diversified
8,141	Ferrovial SA	102,797
	Oil & Gas Storage & Transportation
3,037	Enagas SA	73,644
	Toll Roads
36,770	Abertis Infraestructuras SA	821,472
	Transmission & Distribution
1,798	Red Electrica Corp. SA	108,648
	Total Spain	1,106,561
	Switzerland (0.6%)
	Airports
367	Flughafen Zuerich AG	167,432
	United Kingdom (12.7%)
	Transmission & Distribution
289,300	National Grid PLC	2,846,916
	Water
25,700	Pennon Group PLC	287,918
11,200	Severn Trent PLC	264,439
39,800	United Utilities Group PLC	382,398
		934,755
	Total United Kingdom	3,781,671
	United States (35.9%)
	Communications
29,690	American Tower Corp. Class A (d)	1,553,678
26,460	Crown Castle International Corp. (d)	1,079,303
8,010	SBA Communications Corp. Class A (d)	305,902
		2,938,883

NUMBER OF SHARES		VALUE
	Diversified
55,020	CenterPoint Energy, Inc.	$1,064,637
	Oil & Gas Storage & Transportation
1,590	Atmos Energy Corp.	52,868
6,870	Enbridge Energy Management LLC (d)	212,283
3,126	Kinder Morgan Management LLC (d)	205,034
22,480	NiSource, Inc.	455,220
1,540	Northwest Natural Gas Co.	69,500
6,150	Oneok, Inc.	455,161
15,320	Sempra Energy	810,122
1,550	Southwest Gas Corp.	59,846
54,415	Spectra Energy Corp.	1,491,515
		3,811,549
	Transmission & Distribution
11,990	Consolidated Edison, Inc.	638,348
12,250	ITC Holdings Corp.	879,182
19,090	Northeast Utilities	671,395
8,360	NSTAR	384,393
		2,573,318
	Water
6,220	American Water Works Co., Inc.	183,179
4,810	Aqua America, Inc.	105,724
		288,903
	Total United States	10,677,290
	Total Common Stocks (Cost $23,838,885)	28,781,372

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (1.5%)
	Investment Company
439	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $439,302)	$439,302
Total Investments (Cost $24,278,187) (e)(f)	98.3%	29,220,674
Other Assets in Excess of Liabilities	1.7	492,191
Net Assets	100.0%	$29,712,865

ADR  American Depositary Receipt.

  (a)  Comprised of securities in separate entities that are traded as a single stapled security.

  (b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (c)  Security trades on the Hong Kong exchange.

  (d)  Non-income producing security.

  (e)  The market value and percentage of net assets, $13,713,930 and 46.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,186,902 and the aggregate gross unrealized depreciation is $244,415 resulting in net unrealized appreciation of $4,942,487.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$12,748,278	43.6%
Transmission & Distribution	5,849,139	20.0
Communications	4,274,142	14.6
Toll Roads	2,214,751	7.6
Water	1,414,602	4.9
Diversified	1,219,847	4.2
Airports	670,935	2.3
Investment Company	439,302	1.5
Ports	389,678	1.3
	$29,220,674	100.0%

See Notes to Financial Statements

Growth Portfolio

Portfolio of Investments ■ June 30, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Air Transport (2.1%)
11,092	Expeditors International of Washington, Inc.	$567,800
	Alternative Energy (3.5%)
5,014	Range Resources Corp.	278,277
14,798	Ultra Petroleum Corp. (a)	677,748
		956,025
	Beverage: Brewers & Distillers (1.6%)
7,440	Anheuser-Busch InBev N.V. ADR	431,594
	Biotechnology (3.0%)
11,060	Illumina, Inc. (a)	831,159
	Casinos & Gambling (3.9%)
15,657	Las Vegas Sands Corp. (a)	660,882
2,803	Wynn Resorts Ltd.	402,343
		1,063,225
	Chemicals: Diversified (2.6%)
9,974	Monsanto Co.	723,514
	Commercial Finance & Mortgage Companies (1.8%)
76,467	BM&F Bovespa SA (Brazil)	506,138
	Commercial Services (5.4%)
16,769	eBay, Inc. (a)	541,136
16,852	Leucadia National Corp.	574,653
200	SGS SA (Switzerland)	379,683
		1,495,472
	Communications Technology (3.5%)
21,019	Motorola Solutions, Inc. (a)	967,715
	Computer Services, Software & Systems (16.5%)
8,328	Baidu, Inc. ADR (China) (a)	1,167,003
33,323	Facebook, Inc. Class B (a)(b)(c)	833,075
2,287	Google, Inc. Class A (a)	1,158,091
4,855	Salesforce.com, Inc. (a)	723,298

NUMBER OF SHARES		VALUE
14,000	Tencent Holdings Ltd. (China) (d)	$383,961
2,596	VMware, Inc. Class A (a)	260,197
		4,525,625
	Computer Technology (8.7%)
5,549	Apple, Inc. (a)	1,862,633
5,226	NVIDIA Corp. (a)	83,276
12,431	Yandex N.V. Class A (Russia) (a)	441,425
		2,387,334
	Consumer Lending (1.3%)
1,203	CME Group, Inc.	350,783
	Diversified Media (1.7%)
8,374	Naspers Ltd. Class N (South Africa)	473,923
	Diversified Retail (13.5%)
10,293	Amazon.com, Inc. (a)	2,104,816
5,126	Costco Wholesale Corp.	416,436
2,865	NetFlix, Inc. (a)	752,607
828	Priceline.com, Inc. (a)	423,878
		3,697,737
	Medical Equipment (2.6%)
1,913	Intuitive Surgical, Inc. (a)	711,846
	Metals & Minerals: Diversified (2.4%)
10,861	Molycorp, Inc. (a)	663,173
	Pharmaceuticals (5.5%)
4,663	Allergan, Inc.	388,195
10,351	Mead Johnson Nutrition Co.	699,210
7,962	Valeant Pharmaceuticals International, Inc. (Canada)	413,705
		1,501,110
	Real Estate Investment Trusts (REIT) (3.6%)
29,743	Brookfield Asset Management, Inc. Class A (Canada)	986,575

See Notes to Financial Statements

Growth Portfolio

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Recreational Vehicles & Boats (3.5%)
31,823	Edenred (France)	$970,423
	Restaurants (3.6%)
15,292	Starbucks Corp.	603,881
7,084	Yum! Brands, Inc.	391,320
		995,201
	Securities Brokerage & Services (1.4%)
23,101	Charles Schwab Corp. (The)	380,012
	Semiconductors & Components (2.3%)
14,830	ARM Holdings PLC ADR (United Kingdom)	421,617
1,546	First Solar, Inc. (a)	204,489
		626,106
	Tobacco (1.9%)
7,994	Philip Morris International, Inc.	533,759
	Wholesale & International Trade (1.8%)
247,633	Li & Fung Ltd. (d)	498,046
	Total Common Stocks (Cost $18,801,475)	26,844,295
	Convertible Preferred Stock (0.6%)
	Alternative Energy
54,420	Better Place, Inc. (Cost $163,260) (a)(b)(c)	163,260

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (2.0%)
	Investment Company
538	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $538,403)	$538,403
Total Investments (Cost $19,503,138) (e)(f)	100.3%	27,545,958
Liabilities in Excess of Other Assets	(0.3)	(71,883)
Net Assets	100.0%	$27,474,075

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

  (a)  Non-income producing security.

  (b)  Illiquid security. Resale is restricted to qualified institutional investors.

  (c)  At June 30, 2011, the Portfolio held fair valued securities valued at $996,335, representing 3.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  Security trades on the Hong Kong exchange.

  (e)  The market value and percentage of net assets, $2,706,036 and 9.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,836,781 and the aggregate gross unrealized depreciation is $793,961 resulting in net unrealized appreciation of $8,042,820.

See Notes to Financial Statements

Growth Portfolio

Summary of Investments ■ June 30, 2011 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Services, Software & Systems	$4,525,625	16.4%
Diversified Retail	3,697,737	13.4
Computer Technology	2,387,334	8.7
Pharmaceuticals	1,501,110	5.4
Commercial Services	1,495,472	5.4
Alternative Energy	1,119,285	4.1
Casinos & Gambling	1,063,225	3.9
Restaurants	995,201	3.6
Real Estate Investment Trusts (REIT)	986,575	3.6
Recreational Vehicles & Boats	970,423	3.5
Communications Technology	967,715	3.5
Biotechnology	831,159	3.0
Chemicals: Diversified	723,514	2.6
Medical Equipment	711,846	2.6

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Metals & Minerals: Diversified	$663,173	2.4%
Semiconductors & Components	626,106	2.3
Air Transport	567,800	2.1
Investment Company	538,403	2.0
Tobacco	533,759	1.9
Commercial Finance & Mortgage Companies	506,138	1.8
Wholesale & International Trade	498,046	1.8
Diversified Media	473,923	1.7
Beverage: Brewers & Distillers	431,594	1.6
Securities Brokerage & Services	380,012	1.4
Consumer Lending	350,783	1.3
	$27,545,958	100.0%

See Notes to Financial Statements

Focus Growth

Portfolio of Investments ■ June 30, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.4%)
	Air Transport (2.5%)
43,586	Expeditors International of Washington, Inc.	$2,231,167
	Alternative Energy (3.8%)
74,134	Ultra Petroleum Corp. (a)	3,395,337
	Beverage: Brewers & Distillers (1.9%)
29,703	Anheuser-Busch InBev N.V. ADR	1,723,071
	Biotechnology (3.6%)
42,643	Illumina, Inc. (a)	3,204,622
	Casinos & Gambling (2.9%)
62,245	Las Vegas Sands Corp. (a)	2,627,361
	Chemicals: Diversified (3.4%)
42,181	Monsanto Co.	3,059,810
	Commercial Finance & Mortgage Companies (2.2%)
300,400	BM&F Bovespa SA (Brazil)	1,988,359
	Commercial Services (2.5%)
65,036	Leucadia National Corp.	2,217,728
	Communications Technology (4.4%)
86,748	Motorola Solutions, Inc. (a)	3,993,878
	Computer Services, Software & Systems (18.1%)
32,886	Baidu, Inc. ADR (China) (a)	4,608,315
109,483	Facebook, Inc. Class B (a)(b)(c)	2,737,075
8,932	Google, Inc. Class A (a)	4,522,986
19,103	Salesforce.com, Inc. (a)	2,845,965
54,200	Tencent Holdings Ltd. (China) (d)	1,486,478
		16,200,819
	Computer Technology (10.0%)
21,851	Apple, Inc. (a)	7,334,725
47,192	Yandex N.V. Class A (Russia) (a)	1,675,788
		9,010,513

NUMBER OF SHARES		VALUE
	Diversified Media (2.0%)
32,553	Naspers Ltd. Class N (South Africa)	$1,842,324
	Diversified Retail (12.4%)
39,881	Amazon.com, Inc. (a)	8,155,266
11,219	NetFlix, Inc. (a)	2,947,119
		11,102,385
	Medical Equipment (3.1%)
7,416	Intuitive Surgical, Inc. (a)	2,759,568
	Metals & Minerals: Diversified (2.9%)
43,405	Molycorp, Inc. (a)	2,650,309
	Pharmaceuticals (3.0%)
40,071	Mead Johnson Nutrition Co.	2,706,796
	Real Estate Investment Trusts (REIT) (4.2%)
112,582	Brookfield Asset Management, Inc. Class A (Canada)	3,734,345
	Recreational Vehicles & Boats (4.4%)
130,095	Edenred (France)	3,967,169
	Restaurants (2.6%)
58,727	Starbucks Corp.	2,319,129
	Semiconductors & Components (1.9%)
58,654	ARM Holdings PLC ADR (United Kingdom)	1,667,533
	Tobacco (2.4%)
31,897	Philip Morris International, Inc.	2,129,763
	Wholesale & International Trade (2.2%)
968,000	Li & Fung Ltd. (d)	1,946,866
	Total Common Stocks (Cost $62,837,110)	86,478,852
	Convertible Preferred Stock (0.6%)
	Alternative Energy
166,815	Better Place, Inc. (Cost $500,445) (a)(b)(c)	500,445

See Notes to Financial Statements

Focus Growth

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (3.3%)
	Investment Company
2,983	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $2,982,768)	$2,982,768
Total Investments (Cost $66,320,323) (e)(f)	100.3%	89,962,065
Liabilities in Excess of Other Assets	(0.3)	(237,351)
Net Assets	100.0%	$89,724,714

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Illiquid security. Resale is restricted to qualified institutional investors.

  (c)  At June 30, 2011, the Portfolio held fair valued securities valued at $3,237,520, representing 3.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  Security trades on the Hong Kong exchange.

  (e)  The market value and percentage of net assets, $9,242,837 and 10.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $28,175,127 and the aggregate gross unrealized depreciation is $4,533,385 resulting in net unrealized appreciation of $23,641,742.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Services, Software & Systems	$16,200,819	18.0%
Diversified Retail	11,102,385	12.3
Computer Technology	9,010,513	10.0
Communications Technology	3,993,878	4.4
Recreational Vehicles & Boats	3,967,169	4.4
Alternative Energy	3,895,782	4.3
Real Estate Investment Trusts (REIT)	3,734,345	4.2
Biotechnology	3,204,622	3.6
Chemicals: Diversified	3,059,810	3.4
Investment Company	2,982,768	3.3
Medical Equipment	2,759,568	3.1
Pharmaceuticals	2,706,796	3.0
Metals & Minerals: Diversified	2,650,309	2.9
Casinos & Gambling	2,627,361	2.9
Restaurants	2,319,129	2.6
Air Transport	2,231,167	2.5
Commercial Services	2,217,728	2.5
Tobacco	2,129,763	2.4
Commercial Finance & Mortgage Companies	1,988,359	2.2
Wholesale & International Trade	1,946,866	2.2
Diversified Media	1,842,324	2.0
Beverage: Brewers & Distillers	1,723,071	1.9
Semiconductors & Components	1,667,533	1.9
	$89,962,065	100.0%

See Notes to Financial Statements

Multi Cap Growth

Portfolio of Investments ■ June 30, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Air Transport (2.1%)
8,512	Expeditors International of Washington, Inc.	$435,729
	Alternative Energy (4.4%)
6,809	Range Resources Corp.	377,900
12,198	Ultra Petroleum Corp. (a)	558,668
		936,568
	Asset Management & Custodian (2.0%)
7,649	Greenhill & Co., Inc.	411,669
	Biotechnology (3.5%)
9,753	Illumina, Inc. (a)	732,938
	Casinos & Gambling (2.5%)
12,446	Las Vegas Sands Corp. (a)	525,346
	Chemicals: Diversified (2.9%)
8,334	Monsanto Co.	604,548
	Commercial Finance & Mortgage Companies (2.0%)
63,096	BM&F Bovespa SA (Brazil)	417,635
	Commercial Services (7.5%)
9,528	CoStar Group, Inc. (a)	564,820
15,899	eBay, Inc. (a)	513,061
14,495	Leucadia National Corp.	494,279
		1,572,160
	Communications Technology (3.5%)
16,196	Motorola Solutions, Inc. (a)	745,664
	Computer Services, Software & Systems (15.9%)
6,297	Baidu, Inc. ADR (China) (a)	882,398
26,507	Facebook, Inc. Class B (a)(b)(c)	662,675
1,778	Google, Inc. Class A (a)	900,344
4,006	Salesforce.com, Inc. (a)	596,814
11,700	Tencent Holdings Ltd. (China) (d)	320,882
		3,363,113

NUMBER OF SHARES		VALUE
	Computer Technology (10.8%)
4,315	Apple, Inc. (a)	$1,448,416
2,903	LinkedIn Corp. Class A (a)	261,531
15,883	Yandex N.V. Class A (Russia) (a)	564,006
		2,273,953
	Diversified Media (1.9%)
7,035	Naspers Ltd. Class N (South Africa)	398,143
	Diversified Retail (13.7%)
8,006	Amazon.com, Inc. (a)	1,637,147
12,112	Ctrip.com International Ltd. ADR (China) (a)	521,785
2,769	NetFlix, Inc. (a)	727,388
		2,886,320
	Financial Data & Systems (4.8%)
14,388	MSCI, Inc. Class A (a)	542,140
13,616	Verisk Analytics, Inc. Class A (a)	471,386
		1,013,526
	Health Care Services (2.1%)
10,966	athenahealth, Inc. (a)	450,703
	Medical Equipment (2.7%)
1,514	Intuitive Surgical, Inc. (a)	563,375
	Metals & Minerals: Diversified (4.4%)
219,731	Lynas Corp. Ltd. (Australia) (a)	424,210
8,312	Molycorp, Inc. (a)	507,531
		931,741
	Pharmaceuticals (2.5%)
7,940	Mead Johnson Nutrition Co.	536,347
	Real Estate Investment Trusts (REIT) (3.8%)
24,488	Brookfield Asset Management, Inc. Class A (Canada)	812,267
	Recreational Vehicles & Boats (3.6%)
24,774	Edenred (France)	755,468

See Notes to Financial Statements

Multi Cap Growth

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wholesale & International Trade (1.9%)
204,026	Li & Fung Ltd. (d)	$410,342
	Total Common Stocks (Cost $14,526,843)	20,777,555
	Convertible Preferred Stocks (0.6%)
	Alternative Energy
40,264	Better Place, Inc. (Cost $120,792) (a)(b)(c)	120,792
NUMBER OF SHARES (000)
	Short-Term Investment (1.2%)
	Investment Company
250	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $250,324)	250,324
Total Investments (Cost $14,897,959) (e)(f)	100.3%	21,148,671
Liabilities in Excess of Other Assets	(0.3)	(61,309)
Net Assets	100.0%	$21,087,362

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

  (a)  Non-income producing security.

  (b)  Illiquid security. Resale is restricted to qualified institutional investors.

  (c)  At June 30, 2011, the Portfolio held fair valued securities valued at $783,467, representing 3.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  Security trades on the Hong Kong exchange.

  (e)  The market value and percentage of net assets, $2,309,045 and 11.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,824,226 and the aggregate gross unrealized depreciation is $573,514 resulting in net unrealized appreciation of $6,250,712.

See Notes to Financial Statements

Multi Cap Growth

Summary of Investments ■ June 30, 2011 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Services, Software & Systems	$3,363,113	15.9%
Diversified Retail	2,886,320	13.6
Computer Technology	2,273,953	10.8
Commercial Services	1,572,160	7.4
Alternative Energy	1,057,360	5.0
Financial Data & Systems	1,013,526	4.8
Metals & Minerals: Diversified	931,741	4.4
Real Estate Investment Trusts (REIT)	812,267	3.8
Recreational Vehicles & Boats	755,468	3.6
Communications Technology	745,664	3.5
Biotechnology	732,938	3.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Chemicals: Diversified	$604,548	2.9%
Medical Equipment	563,375	2.7
Pharmaceuticals	536,347	2.5
Casinos & Gambling	525,346	2.5
Health Care Services	450,703	2.1
Air Transport	435,729	2.1
Commercial Finance & Mortgage Companies	417,635	2.0
Asset Management & Custodian	411,669	1.9
Wholesale & International Trade	410,342	1.9
Diversified Media	398,143	1.9
Investment Company	250,324	1.2
	$21,148,671	100.0%

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.8%)
	Air Transport (2.0%)
14,655	Expeditors International of Washington, Inc.	$750,189
	Alternative Energy (3.4%)
10,098	Range Resources Corp.	560,439
14,746	Ultra Petroleum Corp. (a)	675,367
		1,235,806
	Asset Management & Custodian (0.8%)
5,313	Greenhill & Co., Inc.	285,946
	Biotechnology (4.2%)
5,631	IDEXX Laboratories, Inc. (a)	436,740
14,552	Illumina, Inc. (a)	1,093,583
		1,530,323
	Casinos & Gambling (1.5%)
3,783	Wynn Resorts Ltd.	543,012
	Cement (1.0%)
4,398	Martin Marietta Materials, Inc.	351,708
	Chemicals: Diversified (2.9%)
15,433	Intrepid Potash, Inc. (a)	501,572
10,182	Rockwood Holdings, Inc. (a)	562,963
		1,064,535
	Commercial Services (5.7%)
12,733	Gartner, Inc. (a)	513,013
20,000	Intertek Group PLC (United Kingdom)	633,340
16,672	Leucadia National Corp.	568,515
3,278	New Oriental Education & Technology Group, Inc. ADR (China) (a)	366,218
		2,081,086
	Communications Technology (4.5%)
3,500	Millicom International Cellular SA SDR (Sweden)	365,171
28,110	Motorola Solutions, Inc. (a)	1,294,185
		1,659,356

NUMBER OF SHARES		VALUE
	Computer Services, Software & Systems (13.0%)
16,464	Akamai Technologies, Inc. (a)	$518,122
156,000	Alibaba.com Ltd. (China) (b)	249,686
10,038	Autodesk, Inc. (a)	387,467
3,878	Citrix Systems, Inc. (a)	310,240
5,768	IHS, Inc. Class A (a)	481,167
15,900	Red Hat, Inc. (a)	729,810
20,414	Renren, Inc. ADR (China) (a)	180,664
5,478	Rovi Corp. (a)	314,218
5,176	Salesforce.com, Inc. (a)	771,120
13,406	Solera Holdings, Inc.	793,099
		4,735,593
	Computer Technology (5.0%)
4,783	LinkedIn Corp. Class A (a)	430,900
6,833	NVIDIA Corp. (a)	108,884
26,158	Yandex N.V. Class A (Russia) (a)	928,871
10,723	Youku.com, Inc. ADR (China) (a)	368,335
		1,836,990
	Consumer Lending (1.7%)
3,591	IntercontinentalExchange, Inc. (a)	447,833
4,542	Moody's Corp.	174,186
		622,019
	Consumer Services: Miscellaneous (1.3%)
49,097	Qualicorp SA (Brazil) (a)	468,744
	Cosmetics (1.0%)
14,718	Natura Cosmeticos SA (Brazil)	367,797
	Diversified Materials & Processing (1.6%)
4,733	Schindler Holding AG (Switzerland)	575,359
	Diversified Media (3.0%)
5,090	Factset Research Systems, Inc.	520,809
10,340	Naspers Ltd. Class N (South Africa)	585,188
		1,105,997

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Diversified Retail (10.5%)
2,037	Chipotle Mexican Grill, Inc. (a)	$627,783
18,029	Ctrip.com International Ltd. ADR (China) (a)	776,689
8,473	Dollar Tree, Inc. (a)	564,471
20,893	Fastenal Co.	751,939
4,247	NetFlix, Inc. (a)	1,115,645
		3,836,527
	Financial Data & Systems (4.5%)
25,092	MSCI, Inc. Class A (a)	945,466
20,185	Verisk Analytics, Inc. Class A (a)	698,805
		1,644,271
	Health Care Services (1.4%)
5,703	Stericycle, Inc. (a)	508,251
	Medical & Dental Instruments & Supplies (1.3%)
5,851	Techne Corp.	487,798
	Medical Equipment (2.6%)
2,507	Intuitive Surgical, Inc. (a)	932,880
	Metals & Minerals: Diversified (2.8%)
115,088	Lynas Corp. Ltd. (Australia) (a)	222,188
12,888	Molycorp, Inc. (a)	786,941
		1,009,129
	Pharmaceuticals (6.0%)
8,571	Gen-Probe, Inc. (a)	592,684
14,664	Ironwood Pharmaceuticals, Inc. (a)(c)	230,518
2,504	Ironwood Pharmaceuticals, Inc. (a)	39,363
11,302	Mead Johnson Nutrition Co.	763,450
10,731	Valeant Pharmaceuticals International, Inc. (Canada)	557,583
		2,183,598
	Publishing (1.3%)
7,634	Morningstar, Inc.	463,995

NUMBER OF SHARES		VALUE
	Recreational Vehicles & Boats (3.5%)
41,891	Edenred (France) (a)	$1,277,441
	Scientific Instruments: Pollution Control (2.1%)
22,582	Covanta Holding Corp.	372,377
14,301	Nalco Holding Co.	397,711
		770,088
	Semiconductors & Components (2.2%)
19,178	ARM Holdings PLC ADR (United Kingdom)	545,231
1,905	First Solar, Inc. (a)	251,974
		797,205
	Shipping (1.3%)
5,824	C.H. Robinson Worldwide, Inc.	459,164
	Textiles Apparel & Shoes (1.7%)
5,594	Lululemon Athletica, Inc. (Canada) (a)	625,521
	Total Common Stocks (Cost $27,503,103)	34,210,328
	Convertible Preferred Stocks (1.9%)
	Alternative Energy (0.5%)
56,056	Better Place, Inc. (a)(d)(e)	168,168
	Computer Technology (1.4%)
8,291	Groupon, Inc. Series G (a)(d)(e)	530,624
	Total Convertible Preferred Stocks (Cost $430,081)	698,792
	Preferred Stock (0.7%)
	Leisure Time
17,620	Zynga, Inc. Series C (Cost $247,193) (a)(d)(e)	247,193

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2011 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (3.7%)
	Investment Company
1,348	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $1,347,649)	$1,347,649
Total Investments (Cost $29,528,026) (f)(g)	100.1%	36,503,962
Liabilities in Excess of Other Assets	(0.1)	(48,614)
Net Assets	100.0%	$36,455,348

ADR  American Depositary Receipt.

SDR  Swedish Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Security trades on the Hong Kong exchange.

  (c)  Super voting rights at a ratio of 10:1.

  (d)  Illiquid security. Resale is restricted to qualified institutional investors.

  (e)  At June 30, 2011, the Portfolio held fair valued securities valued at $945,985, representing 2.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (f)  The market value and percentage of net assets, $3,908,373 and 10.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,677,411 and the aggregate gross unrealized depreciation is $1,701,475 resulting in net unrealized appreciation of $6,975,936.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Services, Software & Systems	$4,735,593	13.0%
Diversified Retail	3,836,527	10.5
Computer Technology	2,367,614	6.5
Pharmaceuticals	2,183,598	6.0
Commercial Services	2,081,086	5.7
Communications Technology	1,659,356	4.5
Financial Data & Systems	1,644,271	4.5
Biotechnology	1,530,323	4.2
Alternative Energy	1,403,974	3.8
Investment Company	1,347,649	3.7
Recreational Vehicles & Boats	1,277,441	3.5
Diversified Media	1,105,997	3.0
Chemicals: Diversified	1,064,535	2.9
Metals & Minerals: Diversified	1,009,129	2.8
Medical Equipment	932,880	2.5
Semiconductors & Components	797,205	2.2
Scientific Instruments: Pollution Control	770,088	2.1
Air Transport	750,189	2.0
Textiles Apparel & Shoes	625,521	1.7
Consumer Lending	622,019	1.7
Diversified Materials & Processing	575,359	1.6
Casinos & Gambling	543,012	1.5
Health Care Services	508,251	1.4
Medical & Dental Instruments & Supplies	487,798	1.3
Consumer Services: Miscellaneous	468,744	1.3
Publishing	463,995	1.3
Shipping	459,164	1.3
Cosmetics	367,797	1.0
Cement	351,708	1.0
Asset Management & Custodian	285,946	0.8
Leisure Time	247,193	0.7
	$36,503,962	100.0%

See Notes to Financial Statements

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Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2011 (unaudited)

	Money Market		Flexible Income	Global Infrastructure		Growth
Assets:
Investments in securities, at value*	$94,025,410	(1)	$25,193,713	$28,781,372		$27,007,555
Investment in affiliates, at value**	—		424,066	439,302		538,403
Total investments in securities, at value	94,025,410		25,617,779	29,220,674		27,545,958
Unrealized appreciation on open swap agreements	—		38,856	—		—
Unrealized appreciation on open foreign currency exchange contracts	—		1,312	—		—
Cash	4,525		—	50,972	(2)	10,611 (2)
Due from broker	—		20,000	—		—
Receivable for:
Investments sold	—		257,972	378,615		—
Interest	17,670		394,236	—		—
Dividends	—		—	217,172		11,605
Foreign withholding taxes reclaimed	—		—	14,045		3,479
Interest and dividends from affiliates	—		2,572	33		76
Shares of beneficial interest sold	—		—	—		—
Variation margin	—		14,531	—		—
Prepaid expenses and other assets	2,012		1,046	2,542		2,569
Total Assets	94,049,617		26,348,304	29,884,053		27,574,298
Liabilities:
Unrealized depreciation on open swap agreements	—		367,398	—		—
Unrealized depreciation on open foreign currency exchange contracts	—		5,570	—		—
Payable to bank	—		2,918	—		—
Payable for:
Investments purchased	—		155,029	119,332		45,298
Shares of beneficial interest redeemed	151,758		5,099	4,558		14,768
Investment advisory fee	1,775		6,358	13,662		10,940
Administration fee	3,804		1,709	1,924		1,765
Distribution fee (Class Y)	—		2,814	1,700		3,235
Transfer agent fee	167		2,246	1,690		159
Accrued expenses and other payables	46,375		37,529	28,322		24,058
Total Liabilities	203,879		586,670	171,188		100,223
Net Assets	$93,845,738		$25,761,634	$29,712,865		$27,474,075
Composition of Net Assets:
Paid-in-capital	$93,838,855		$46,627,542	$22,932,478		$20,240,348
Net unrealized appreciation	—		464,385	4,942,976		8,043,591
Accumulated undistributed net investment income (net investment loss)	6,532		713,140	372,244		(44,953)
Accumulated net realized gain (loss)	351		(22,043,433)	1,465,167		(764,911)
Net Assets	$93,845,738		$25,761,634	$29,712,865		$27,474,075
* Cost	$94,025,410		$24,404,667	$23,838,885		$18,964,735
** Affiliated Cost	$—		$400,058	$439,302		$538,403
Class X Shares:
Net Assets	$30,274,934		$12,255,219	$21,320,794		$11,285,320
Shares Outstanding (unlimited shares authorized, $.01 par value)	30,273,038		2,039,520	927,632		443,581
Net Asset Value Per Share	$1.00		$6.01	$22.98		$25.44
Class Y Shares:
Net Assets	$63,570,804		$13,506,415	$8,392,071		$16,188,755
Shares Outstanding (unlimited shares authorized, $.01 par value)	63,565,817		2,258,913	365,339		649,643
Net Asset Value Per Share	$1.00		$5.98	$22.97		$24.92

(1)  Including repurchase agreements of $56,127,000.

(2)  Including foreign currency valued at $50,969, $10,710 and $8,895, respectively with a cost of $50,588, $10,259 and $8,521, respectively.

See Notes to Financial Statements

	Focus Growth	Multi Cap Growth	Mid Cap Growth
Assets:
Investments in securities, at value*	$86,979,297	$20,898,347	$35,156,313
Investment in affiliates, at value**	2,982,768	250,324	1,347,649
Total investments in securities, at value	89,962,065	21,148,671	36,503,962
Unrealized appreciation on open swap agreements	—	—	—
Unrealized appreciation on open foreign currency exchange contracts	—	—	—
Cash	—	8,895 (2)	—
Due from broker	—	—	—
Receivable for:
Investments sold	108,991	—	975,280
Interest	—	—	—
Dividends	48,100	5,198	17,818
Foreign withholding taxes reclaimed	3,573	—	3,875
Interest and dividends from affiliates	99	51	46
Shares of beneficial interest sold	—	—	190
Variation margin	—	—	—
Prepaid expenses and other assets	11,237	3,397	3,549
Total Assets	90,134,065	21,166,212	37,504,720
Liabilities:
Unrealized depreciation on open swap agreements	—	—	—
Unrealized depreciation on open foreign currency exchange contracts	—	—	—
Payable to bank	366	—	37,832
Payable for:
Investments purchased	223,134	13,254	925,049
Shares of beneficial interest redeemed	103,126	26,174	49,261
Investment advisory fee	39,111	11,418	12,182
Administration fee	5,778	1,363	2,337
Distribution fee (Class Y)	4,165	2,329	2,351
Transfer agent fee	251	198	167
Accrued expenses and other payables	33,420	24,114	20,193
Total Liabilities	409,351	78,850	1,049,372
Net Assets	$89,724,714	$21,087,362	$36,455,348
Composition of Net Assets:
Paid-in-capital	$67,382,046	$14,926,610	$29,022,682
Net unrealized appreciation	23,641,659	6,251,135	6,975,092
Accumulated undistributed net investment income (net investment loss)	(96,072)	(85,816)	(58,443)
Accumulated net realized gain (loss)	(1,202,919)	(4,567)	516,017
Net Assets	$89,724,714	$21,087,362	$36,455,348
* Cost	$63,337,555	$14,647,635	$28,180,377
** Affiliated Cost	$2,982,768	$250,324	$1,347,649
Class X Shares:
Net Assets	$69,154,562	$9,639,619	$24,821,591
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,852,364	555,314	632,311
Net Asset Value Per Share	$24.24	$17.36	$39.26
Class Y Shares:
Net Assets	$20,570,152	$11,447,743	$11,633,757
Shares Outstanding (unlimited shares authorized, $.01 par value)	860,364	677,959	302,076
Net Asset Value Per Share	$23.91	$16.89	$38.51

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2011 (unaudited)

	Money Market	Flexible Income	Global Infrastructure	Growth
Net Investment Income:
Income
Dividends†	$—	$1,457	$556,673	$122,667
Interest†	158,060	954,872	—	—
Interest and dividends from affiliates	—	6,938	320	566
Total Income	158,060	963,267	556,993	123,233
†Net of foreign withholding taxes	—	426	43,436	6,543
Expenses
Investment advisory fee (Note 4)	215,912	42,497	85,576	71,047
Distribution fee (Class Y shares) (Note 5)	81,517	17,638	10,677	21,001
Professional fees	35,591	37,578	27,379	27,206
Administration fee (Note 4)	23,990	10,624	12,011	11,368
Shareholder reports and notices	7,821	8,413	11,815	7,025
Custodian fees	7,766	6,844	13,162	4,799
Transfer agent fees and expenses	1,000	1,029	992	992
Trustees' fees and expenses	1,770	564	627	591
Other	1,515	20,763	5,573	3,769
Total Expenses	376,882	145,950	167,812	147,798
Less: amounts waived (Note 5)	(224,857)	—	—	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	—	(308)	(343)	(329)
Net Expenses	152,025	145,642	167,469	147,469
Net Investment Income (Loss)	6,035	817,625	389,524	(24,236)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	422	552,454	1,600,517	2,615,748
Investments in affiliates	—	17,113	—	—
Futures contracts	—	(6,328)	—	—
Swap agreements	—	61,916	—	—
Foreign currency exchange contracts	—	(6,074)	—	—
Foreign currency translation	—	8,572	5,868	(128)
Net Realized Gain	422	627,653	1,606,385	2,615,620
Change in Unrealized Appreciation/Depreciation on:
Investments	—	(398,211)	1,491,151	(120,622)
Investments in affiliates	—	(19,082)	—	—
Futures contracts	—	(37,381)	—	—
Swap agreements	—	(77,763)	—	—
Foreign currency exchange contracts	—	(4,354)	—	—
Foreign currency translation	—	583	(1,042)	335
Net Change in Unrealized Appreciation/Depreciation	—	(536,208)	1,490,109	(120,287)
Net Gain	422	91,445	3,096,494	2,495,333
Net Increase	$6,457	$909,070	$3,486,018	$2,471,097

See Notes to Financial Statements

	Focus Growth	Multi Cap Growth	Mid Cap Growth
Net Investment Income:
Income
Dividends†	$369,561	$73,793	$126,878
Interest†	—	—	—
Interest and dividends from affiliates	1,726	497	683
Total Income	371,287	74,290	127,561
†Net of foreign withholding taxes	26,791	4,469	9,703
Expenses
Investment advisory fee (Note 4)	251,913	74,947	75,907
Distribution fee (Class Y shares) (Note 5)	26,989	15,547	14,452
Professional fees	29,188	23,341	29,451
Administration fee (Note 4)	36,978	8,949	14,458
Shareholder reports and notices	9,175	5,865	4,977
Custodian fees	7,457	4,730	6,703
Transfer agent fees and expenses	1,294	1,031	1,000
Trustees' fees and expenses	1,585	491	674
Other	2,834	3,497	4,114
Total Expenses	367,413	138,398	151,736
Less: amounts waived (Note 5)	—	—	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(254)	(251)	(428)
Net Expenses	367,159	138,147	151,308
Net Investment Income (Loss)	4,128	(63,857)	(23,747)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	7,247,941	2,288,788	2,965,573
Investments in affiliates	—	—	—
Futures contracts	—	—	—
Swap agreements	—	—	—
Foreign currency exchange contracts	—	—	—
Foreign currency translation	28,090	(6,365)	297
Net Realized Gain	7,276,031	2,282,423	2,965,870
Change in Unrealized Appreciation/Depreciation on:
Investments	72,734	(1,165,886)	954,439
Investments in affiliates	—	—	—
Futures contracts	—	—	—
Swap agreements	—	—	—
Foreign currency exchange contracts	—	—	—
Foreign currency translation	(144)	408	(849)
Net Change in Unrealized Appreciation/Depreciation	72,590	(1,165,478)	953,590
Net Gain	7,348,621	1,116,945	3,919,460
Net Increase	$7,352,749	$1,053,088	$3,895,713

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Flexible Income		Global Infrastructure
	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,035	$11,948	$817,625	$1,233,307	$389,524	$812,554
Net realized gain (loss)	422	1,731	627,653	(1,668,517)	1,606,385	2,317,011
Net change in unrealized appreciation/depreciation	—	—	(536,208)	2,946,470	1,490,109	(1,223,731)
Net Increase	6,457	13,679	909,070	2,511,260	3,486,018	1,905,834
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(1,539)	(3,673)	(790,731)	(837,953)	(586,125)	(542,666)
Class Y shares	(3,262)	(8,275)	(838,939)	(947,382)	(208,666)	(198,117)
Net realized gain
Class X shares	—	—	—	—	(1,282,100)	(992,833)
Class Y shares	—	—	—	—	(506,405)	(407,171)
Total Dividends and Distributions	(4,801)	(11,948)	(1,629,670)	(1,785,335)	(2,583,296)	(2,140,787)
Net decrease from transactions in shares of beneficial interest	(6,441,051)	(41,502,801)	(976,872)	(3,547,601)	(1,915,320)	(4,325,030)
Net Increase (Decrease)	(6,439,395)	(41,501,070)	(1,697,472)	(2,821,676)	(1,012,598)	(4,559,983)
Net Assets:
Beginning of period	100,285,133	141,786,203	27,459,106	30,280,782	30,725,463	35,285,446
End of Period	$93,845,738	$100,285,133	$25,761,634	$27,459,106	$29,712,865	$30,725,463
Accumulated Undistributed Net Investment Income (Loss)	$6,532	$5,298	$713,140	$1,525,185	$372,244	$777,511

See Notes to Financial Statements

	Growth		Focus Growth
	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(24,236)	$(9,738)	$4,128	$(83,180)
Net realized gain (loss)	2,615,620	1,103,912	7,276,031	7,234,097
Net change in unrealized appreciation/depreciation	(120,287)	4,868,370	72,590	14,442,368
Net Increase	2,471,097	5,962,544	7,352,749	21,593,285
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	—	—	—	(32,429)
Class Y shares	—	—	—	—
Net realized gain
Class X shares	—	—	—	—
Class Y shares	—	—	—	—
Total Dividends and Distributions	—	—	—	(32,429)
Net decrease from transactions in shares of beneficial interest	(4,244,669)	(6,326,474)	(11,577,464)	(17,590,923)
Net Increase (Decrease)	(1,773,572)	(363,930)	(4,224,715)	3,969,933
Net Assets:
Beginning of period	29,247,647	29,611,577	93,949,429	89,979,496
End of Period	$27,474,075	$29,247,647	$89,724,714	$93,949,429
Accumulated Undistributed Net Investment Income (Loss)	$(44,953)	$(20,717)	$(96,072)	$(100,200)

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Multi Cap Growth		Mid Cap Growth
	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(63,857)	$(95,194)	$(23,747)	$87,901
Net realized gain	2,282,423	2,187,759	2,965,870	2,713,414
Net change in unrealized appreciation/depreciation	(1,165,478)	3,019,003	953,590	6,205,126
Net Increase	1,053,088	5,111,568	3,895,713	9,006,441
Dividends to Shareholders from:
Net investment income
Class X shares	—	—	(80,805)	(29,523)
Class Y shares	—	—	(15,788)	—
Total Dividends	—	—	(96,593)	(29,523)
Net decrease from transactions in shares of beneficial interest	(3,253,884)	(3,879,238)	(2,490,583)	(3,407,109)
Net Increase (Decrease)	(2,200,796)	1,232,330	1,308,537	5,569,809
Net Assets:
Beginning of period	23,288,158	22,055,828	35,146,811	29,577,002
End of Period	$21,087,362	$23,288,158	$36,455,348	$35,146,811
Accumulated Undistributed Net Investment Income (Loss)	$(85,816)	$(21,959)	$(58,443)	$61,897

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Flexible Income
	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	2,834,439	5,757,479	68,817	53,531
Reinvestment of dividends and distributions	1,539	3,673	131,569	144,226
Redeemed	(4,990,403)	(14,103,994)	(209,855)	(439,460)
Net Decrease - Class X	(2,154,425)	(8,342,842)	(9,469)	(241,703)
Amount
Sold	$2,834,439	$5,757,479	$438,173	$328,959
Reinvestment of dividends and distributions	1,539	3,673	790,731	837,953
Redeemed	(4,990,403)	(14,103,994)	(1,334,379)	(2,707,210)
Net Decrease - Class X	$(2,154,425)	$(8,342,842)	$(105,475)	$(1,540,298)
Class Y Shares
Shares
Sold	24,138,249	22,638,817	60,297	142,135
Reinvestment of dividends and distributions	3,262	8,275	140,291	163,907
Redeemed	(28,428,137)	(55,807,051)	(331,261)	(623,896)
Net Decrease - Class Y	(4,286,626)	(33,159,959)	(130,673)	(317,854)
Amount
Sold	$24,138,249	$22,638,817	$379,319	$863,174
Reinvestment of dividends and distributions	3,262	8,275	838,939	947,382
Redeemed	(28,428,137)	(55,807,051)	(2,089,655)	(3,817,859)
Net Decrease - Class Y	$(4,286,626)	$(33,159,959)	$(871,397)	$(2,007,303)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Global Infrastructure		Growth		Focus Growth
	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	8,661	11,492	9,504	2,702	10,348	43,098
Reinvestment of dividends and distributions	81,298	83,678	—	—	—	1,816
Redeemed	(135,315)	(222,273)	(67,919)	(123,516)	(379,704)	(684,557)
Net Decrease - Class X	(45,356)	(127,103)	(58,415)	(120,814)	(369,356)	(639,643)
Amount
Sold	$210,913	$252,287	$232,441	$52,085	$240,957	$869,653
Reinvestment of dividends and distributions	1,868,225	1,535,499	—	—	—	32,429
Redeemed	(3,233,221)	(4,746,483)	(1,665,929)	(2,488,117)	(8,931,599)	(13,127,780)
Net Decrease - Class X	$(1,154,083)	$(2,958,697)	$(1,433,488)	$(2,436,032)	$(8,690,642)	$(12,225,698)
Class Y Shares
Shares
Sold	10,363	14,004	22,152	38,641	40,513	28,751
Reinvestment of dividends and distributions	31,131	33,004	—	—	—	—
Redeemed	(72,643)	(107,162)	(139,173)	(235,362)	(165,148)	(310,572)
Net Decrease - Class Y	(31,149)	(60,154)	(117,021)	(196,721)	(124,635)	(281,821)
Amount
Sold	$250,765	$302,815	$527,829	$704,857	$928,308	$540,408
Reinvestment of dividends and distributions	715,071	605,288	—	—	—	—
Redeemed	(1,727,073)	(2,274,436)	(3,339,010)	(4,595,299)	(3,815,130)	(5,905,633)
Net Decrease - Class Y	$(761,237)	$(1,366,333)	$(2,811,181)	$(3,890,442)	$(2,886,822)	$(5,365,225)

See Notes to Financial Statements

	Multi Cap Growth		Mid Cap Growth
	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010	For The Six Months Ended June 30, 2011	For The Year Ended December 31, 2010
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	3,680	8,366	5,755	11,847
Reinvestment of dividends and distributions	—	—	2,058	1,037
Redeemed	(66,091)	(126,854)	(63,690)	(124,390)
Net Decrease - Class X	(62,411)	(118,488)	(55,877)	(111,506)
Amount
Sold	$61,574	$116,813	$217,854	$368,371
Reinvestment of dividends and distributions	—	—	80,805	29,523
Redeemed	(1,129,347)	(1,717,896)	(2,401,583)	(3,677,621)
Net Decrease - Class X	$(1,067,773)	$(1,601,083)	$(2,102,924)	$(3,279,727)
Class Y Shares
Shares
Sold	28,011	48,202	52,436	78,762
Reinvestment of dividends and distributions	—	—	410	—
Redeemed	(159,777)	(216,786)	(63,325)	(82,285)
Net Decrease - Class Y	(131,766)	(168,584)	(10,479)	(3,523)
Amount
Sold	$464,812	$630,278	$1,928,598	$2,315,177
Reinvestment of dividends and distributions	—	—	15,788	—
Redeemed	(2,650,923)	(2,908,433)	(2,332,045)	(2,442,559)
Net Decrease - Class Y	$(2,186,111)	$(2,278,155)	$(387,659)	$(127,382)

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified (except Focus Growth is non-diversified, effective August 8, 2007), open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund, which consists of 7 separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Multi Cap Growth which commenced operations on January 21, 1997.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.

Flexible Income	Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective.

Global Infrastructure	Seeks both capital appreciation and current income.

Growth* (Formally Capital Growth)	Seeks long-term capital growth.

Focus Growth	Seeks long-term capital growth.

Multi Cap Growth* (Formally Capital Opportunities)	Seeks long-term capital growth.

Mid Cap Growth	Seeks long-term capital growth.

*  Name change effective April 29, 2011.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "other expenses" in the Statements of Operations. Each of the tax years in the four-year period ended December 31, 2010 remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to its shareholders on the ex-dividend date.

H. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at fair value:

		Fair Value Measurements at June 30, 2011 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money Market
Short-Term Investments
Repurchase Agreements	$56,127,000	—	$56,127,000	—
Floating Rate Notes	18,000,000	—	18,000,000	—
Commercial Paper	8,898,360	—	8,898,360	—
Certificates of Deposit	8,000,050	—	8,000,050	—
Weekly Variable Rate Bond	3,000,000	—	3,000,000	—
Total Assets	$94,025,410	—	$94,025,410	—

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

		Fair Value Measurements at June 30, 2011 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Flexible Income
Assets:
Sovereign	$2,812,349	—	$2,812,349	—
Corporate Bonds	17,728,727	—	17,712,450	$16,277
Asset-Backed Securities	576,005	—	576,005	—
Agency Fixed Rate Mortgages	154,174	—	154,174	—
U.S. Treasury Securities	1,901,528	—	1,901,528	—
Municipal Bonds	298,562	—	298,562	—
Mortgages — Other	1,363,063	—	1,363,063	—
Collateralized Mortgage Obligations — Agency Collateral Series	109,442	—	109,442	—
Preferred Stocks	215,950	$138,880	77,070	—
Common Stocks
Communications Equipment	1,762	1,762	—	—
Diversified Telecommunication Services	77	77	—	—
Electric Utilities	218	218	—	—
Wireless Telecommunication Services	748	748	—	—
Total Common Stocks	2,805	2,805	—	—
Short-Term Investments
U.S. Treasury Security	229,976	—	229,976	—
Investment Company	225,198	225,198	—	—
Total Short-Term Investments	455,174	225,198	229,976	—
Foreign Currency Exchange Contracts	1,312	—	1,312	—
Futures	6,686	6,686	—	—
Interest Rate Swaps	18,773	—	18,773	—
Zero Coupon Swaps	20,083	—	20,083	—
Total Assets	25,664,633	373,569	25,274,787	16,277

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

		Fair Value Measurements at June 30, 2011 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Foreign Currency Exchange Contracts	$(5,570)	—	$(5,570)	—
Futures	(22,809)	$(22,809)	—	—
Interest Rate Swaps	(48,822)	—	(48,822)	—
Zero Coupon Swaps	(318,576)	—	(318,576)	—
Total Liabilities	(395,777)	(22,809)	(372,968)	—
Total	$25,268,856	$350,760	$24,901,819	$16,277
Global Infrastructure
Common Stocks
Airports	$670,935	—	$670,935	—
Communications	4,274,142	$2,938,883	1,335,259	—
Diversified	1,219,847	1,064,637	155,210	—
Oil & Gas Storage & Transportation	12,748,278	7,860,152	4,888,126	—
Ports	389,678	—	389,678	—
Toll Roads	2,214,751	—	2,214,751	—
Transmission & Distribution	5,849,139	2,723,923	3,125,216	—
Water	1,414,602	479,847	934,755	—
Total Common Stocks	28,781,372	15,067,442	13,713,930	—
Short-Term Investment — Investment Company	439,302	439,302	—	—
Total Assets	$29,220,674	$15,506,744	$13,713,930	—
Growth
Common Stocks
Air Transport	$567,800	$567,800	—	—
Alternative Energy	956,025	956,025	—	—
Beverage: Brewers & Distillers	431,594	431,594	—	—
Biotechnology	831,159	831,159	—	—
Casinos & Gambling	1,063,225	1,063,225	—	—
Chemicals: Diversified	723,514	723,514	—	—
Commercial Finance & Mortgage Companies	506,138	506,138	—	—
Commercial Services	1,495,472	1,115,789	$379,683	—
Communications Technology	967,715	967,715	—	—

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

		Fair Value Measurements at June 30, 2011 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Computer Services, Software & Systems	$4,525,625	$3,308,589	$383,961	$833,075
Computer Technology	2,387,334	2,387,334	—	—
Consumer Lending	350,783	350,783	—	—
Diversified Media	473,923	—	473,923	—
Diversified Retail	3,697,737	3,697,737	—	—
Medical Equipment	711,846	711,846	—	—
Metals & Minerals: Diversified	663,173	663,173	—	—
Pharmaceuticals	1,501,110	1,501,110	—	—
Real Estate Investment Trusts (REIT)	986,575	986,575	—	—
Recreational Vehicles & Boats	970,423	—	970,423	—
Restaurants	995,201	995,201	—	—
Securities Brokerage & Services	380,012	380,012	—	—
Semiconductors & Components	626,106	626,106	—	—
Tobacco	533,759	533,759	—	—
Wholesale & International Trade	498,046	—	498,046	—
Total Common Stocks	26,844,295	23,305,184	2,706,036	833,075
Convertible Preferred Stock	163,260	—	—	163,260
Short-Term Investment — Investment Company	538,403	538,403	—	—
Total Assets	$27,545,958	$23,843,587	$2,706,036	$996,335
Focus Growth
Common Stocks
Air Transport	$2,231,167	$2,231,167	—	—
Alternative Energy	3,395,337	3,395,337	—	—
Beverage: Brewers & Distillers	1,723,071	1,723,071	—	—
Biotechnology	3,204,622	3,204,622	—	—
Casinos & Gambling	2,627,361	2,627,361	—	—
Chemicals: Diversified	3,059,810	3,059,810	—	—
Commercial Finance & Mortgage Companies	1,988,359	1,988,359	—	—
Commercial Services	2,217,728	2,217,728	—	—
Communications Technology	3,993,878	3,993,878	—	—
Computer Services, Software & Systems	16,200,819	11,977,266	$1,486,478	$2,737,075

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		Fair Value Measurements at June 30, 2011 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Computer Technology	$9,010,513	$9,010,513	—	—
Diversified Media	1,842,324	—	$1,842,324	—
Diversified Retail	11,102,385	11,102,385	—	—
Medical Equipment	2,759,568	2,759,568	—	—
Metals & Minerals: Diversified	2,650,309	2,650,309	—	—
Pharmaceuticals	2,706,796	2,706,796	—	—
Real Estate Investment Trusts (REIT)	3,734,345	3,734,345	—	—
Recreational Vehicles & Boats	3,967,169	—	3,967,169	—
Restaurants	2,319,129	2,319,129	—	—
Semiconductors & Components	1,667,533	1,667,533	—	—
Tobacco	2,129,763	2,129,763	—	—
Wholesale & International Trade	1,946,866	—	1,946,866	—
Total Common Stocks	86,478,852	74,498,940	9,242,837	$2,737,075
Convertible Preferred Stock	500,445	—	—	500,445
Short-Term Investment — Investment Company	2,982,768	2,982,768	—	—
Total Assets	$89,962,065	$77,481,708	$9,242,837	$3,237,520
Multi Cap Growth
Common Stocks
Air Transport	$435,729	$435,729	—	—
Alternative Energy	936,568	936,568	—	—
Asset Management & Custodian	411,669	411,669	—	—
Biotechnology	732,938	732,938	—	—
Casinos & Gambling	525,346	525,346	—	—
Chemicals: Diversified	604,548	604,548	—	—
Commercial Finance & Mortgage Companies	417,635	417,635	—	—
Commercial Services	1,572,160	1,572,160	—	—
Communications Technology	745,664	745,664	—	—
Computer Services, Software & Systems	3,363,113	2,379,556	$320,882	$662,675
Computer Technology	2,273,953	2,273,953	—	—
Diversified Media	398,143	—	398,143	—
Diversified Retail	2,886,320	2,886,320	—	—
Financial Data & Systems	1,013,526	1,013,526	—	—

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		Fair Value Measurements at June 30, 2011 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Health Care Services	$450,703	$450,703	—	—
Medical Equipment	563,375	563,375	—	—
Metals & Minerals: Diversified	931,741	507,531	$424,210	—
Pharmaceuticals	536,347	536,347	—	—
Real Estate Investment Trusts (REIT)	812,267	812,267	—	—
Recreational Vehicles & Boats	755,468	—	755,468	—
Wholesale & International Trade	410,342	—	410,342	—
Total Common Stocks	20,777,555	17,805,835	2,309,045	$662,675
Convertible Preferred Stocks	120,792	—	—	120,792
Short-Term Investment — Investment Company	250,324	250,324	—	—
Total Assets	$21,148,671	$18,056,159	$2,309,045	$783,467
Mid Cap Growth
Common Stocks
Air Transport	$750,189	$750,189	—	—
Alternative Energy	1,235,806	1,235,806	—	—
Asset Management & Custodian	285,946	285,946	—	—
Biotechnology	1,530,323	1,530,323	—	—
Casinos & Gambling	543,012	543,012	—	—
Cement	351,708	351,708	—	—
Chemicals: Diversified	1,064,535	1,064,535	—	—
Commercial Services	2,081,086	1,447,746	$633,340	—
Communications Technology	1,659,356	1,294,185	365,171	—
Computer Services, Software & Systems	4,735,593	4,485,907	249,686	—
Computer Technology	1,836,990	1,836,990	—	—
Consumer Lending	622,019	622,019	—	—
Consumer Services: Miscellaneous	468,744	468,744	—	—
Cosmetics	367,797	367,797	—	—
Diversified Materials & Processing	575,359	—	575,359	—
Diversified Media	1,105,997	520,809	585,188	—
Diversified Retail	3,836,527	3,836,527	—	—
Financial Data & Systems	1,644,271	1,644,271	—	—
Health Care Services	508,251	508,251	—	—

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		Fair Value Measurements at June 30, 2011 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Medical & Dental Instruments & Supplies	$487,798	$487,798	—	—
Medical Equipment	932,880	932,880	—	—
Metals & Minerals: Diversified	1,009,129	786,941	$222,188	—
Pharmaceuticals	2,183,598	2,183,598	—	—
Publishing	463,995	463,995	—	—
Recreational Vehicles & Boats	1,277,441	—	1,277,441	—
Scientific Instruments: Pollution Control	770,088	770,088	—	—
Semiconductors & Components	797,205	797,205	—	—
Shipping	459,164	459,164	—	—
Textiles Apparel & Shoes	625,521	625,521	—	—
Total Common Stocks	34,210,328	30,301,955	3,908,373	—
Convertible Preferred Stock	698,792	—	—	$698,792
Preferred Stocks	247,193	—	—	247,193
Short-Term Investment — Investment Company	1,347,649	1,347,649	—	—
Total Assets	$36,503,962	$31,649,604	$3,908,373	$945,985

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were as follows:

GLOBAL INFRASTRUCTURE	GROWTH	FOCUS GROWTH	MULTI CAP GROWTH	MID CAP GROWTH
$12,859,488	$2,207,990	$7,295,971	$1,898,703	$3,543,202

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Flexible Income	Growth		Focus Growth		Multi Cap Growth		Mid Cap Growth
	Corporate Bonds	Common Stock	Convertible Preferred Stock	Common Stock	Convertible Preferred Stock	Common Stock	Convertible Preferred Stock	Convertible Preferred Stock	Preferred Stock
Beginning Balance	$19,199	—	$163,260	$1,747,698	$500,445	—	$120,792	$430,081	—
Purchases	—	$733,162	—	444,691	—	$583,198	—	—	$247,193
Sales	—	—	—	—	—	—	—	—	—
Amortization of discount	(1,873)	—	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(737)	99,913	—	544,686	—	79,477	—	268,711	—
Realized gains (losses)	(312)	—	—	—	—	—	—	—	—
Ending Balance	$16,277	$833,075	$163,260	$2,737,075	$500,445	$662,675	$120,792	$698,792	$247,193
Net change in unrealized appreciation/ (depreciation) from investments still held as of June 30, 2011.	$(737)	$99,913	—	$544,686	—	$79,477	—	$268,711	—

3. Derivatives

Certain Portfolios use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated

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with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Investment Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolios used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, certain Portfolios entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, certain Portfolios used cross currency hedging or proxy hedging with respect to currencies in which a Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging a Portfolio's currency risks involves the risk of mismatching a Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts. A currency contract is

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marked-to-market daily and the change in market value is recorded by a Portfolio as unrealized gain or (loss). A Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio's initial investment in such contracts.

Swaps A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected.

When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" on the Statements of Assets

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and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210, Balance Sheet ("ASC 210").

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on a Portfolio's financial position and results of operations.

The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of June 30, 2011.

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Flexible Income	Interest Rate	Variation margin	$6,686	†	Variation margin	$(22,809)†
	Risk	Unrealized appreciation on open swap agreements	38,856		Unrealized depreciation on open swap agreements	(367,398)
	Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	1,312		Unrealized depreciation on open foreign currency exchange contracts	(5,570)
			$46,854			$(395,777)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2011 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	SWAPS	FOREIGN CURRENCY EXCHANGE
Flexible Income	Interest Rate Risk	$(6,328)	$61,916	—
	Currency Risk	—	—	$(6,074)
	Total	$(6,328)	$61,916	$(6,074)

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CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	SWAPS	FOREIGN CURRENCY EXCHANGE
Flexible Income	Interest Rate Risk	$(37,381)	$(77,763)	—
	Currency Risk	—	—	$(4,354)
	Total	$(37,381)	$(77,763)	$(4,354)

For the six months ended June 30, 2011, Flexible Income Portfolio's average monthly principal amount of foreign currency exchange contracts was $964,696, the average monthly original value of futures contracts was $7,473,976 and the average monthly notional amount of swap agreements was $33,251,677.

4. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser and Sub-Advisers, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Flexible Income — 0.32%.

Global Infrastructure — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Advisers, the Sub-Advisers provide Global Infrastructure with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays the

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Sub-Advisers on a monthly basis a portion of the net advisory fees the Investment Adviser receives from Global Infrastructure.

Growth — 0.50% to the portion of the daily net assets not exceeding $1 billion; 0.45% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.35% to the portion of the daily net assets in excess of $3 billion.

Focus Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Multi Cap Growth — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

Mid Cap Growth — 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to each Portfolio's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

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The Distributor, Investment Adviser and Administrator have agreed to waive all or a portion of the Money Market Portfolio's distribution fee, investment advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Money Market Portfolio on a daily basis. For the six months ended June 30, 2011, the Distributor waived $81,517 and the Investment Adviser waived $143,340. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Board of Trustees acts to discontinue such waivers and/or expense reimbursements when it deems such action is appropriate.

6. Security Transactions and Transactions with Affiliates

For the six months ended June 30, 2011, purchases and sales/prepayments/maturities of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
	PURCHASES	SALES/PREPAYMENTS MATURITIES	PURCHASES	SALES/PREPAYMENTS MATURITIES
Flexible Income	$9,323,145	$10,990,244	$1,569,922	$1,789,172
Global Infrastructure	—	—	5,374,698	9,761,625
Growth	—	—	4,527,092	8,748,398
Focus Growth	—	—	14,175,585	24,323,246
Multi Cap Growth	—	—	3,962,819	7,037,392
Mid Cap Growth	—	—	6,249,844	9,685,225

Each Portfolio (except Money Market) invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds.

A summary of the Portfolios' transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

PORTFOLIO	VALUE DECEMBER 31, 2010	PURCHASED AT COST	SALES PROCEED	VALUE JUNE 30, 2011
Flexible Income	$205,676	$7,546,709	$7,527,187	$225,198
Global Infrastructure	510,304	5,036,276	5,107,278	439,302
Growth	567,179	5,061,783	5,090,559	538,403
Focus Growth	4,357,343	16,884,025	18,258,600	2,982,768
Multi Cap Growth	489,005	4,702,646	4,941,327	250,324
Mid Cap Growth	516,425	7,418,538	6,587,314	1,347,649

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In addition, the table also identifies the income distributions earned, if any, by each Portfolio for that Portfolio's investment in the Liquidity Funds.

Income distributions are included in "interest and dividends from affiliates" in the Statements of Operations.

PORTFOLIO	INCOME DISTRIBUTION EARNED	ADVISORY FEE REDUCTION
Flexible Income	$476	$308
Global Infrastructure	320	343
Growth	566	329
Focus Growth	1,726	254
Multi Cap Growth	497	251
Mid Cap Growth	683	428

The following Portfolio had transactions with Hartford Financial Services Group, Inc., an affiliate of the Fund:

PORTFOLIO	INCOME	VALUE
Flexible Income	$1,662	$61,956

The following Portfolio had transactions with Citigroup, Inc., and its affiliated broker/dealers, which may be deemed to be affiliates of the Investment Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for the six months ended June 30, 2011:

PORTFOLIO	PURCHASES	SALES	INCOME	VALUE	REALIZED GAIN (LOSS)
Flexible Income	$36,173	$74,795	$4,800	$136,912	$17,113

The following Portfolios had transactions with other Morgan Stanley funds for the six months ended June 30, 2011:

PORTFOLIO	PURCHASES	SALES	REALIZED GAIN (LOSS)
Focus Growth	—	$747,756	$(58,726)
Growth	$413,133	413,780	79,283
Mid Cap Growth	113,927	581,317	228,851

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During the six months ended June 30, 2011, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Investment Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of each Portfolio:

GLOBAL INFRASTRUCTURE	MULTI CAP GROWTH	MID CAP GROWTH
$274	$145	$31

During the six months ended June 30, 2011, the following Portfolios incurred brokerage commissions with Citigroup, Inc. and its affiliated broker/dealers which may be deemed affiliates of the Investment Adviser, Sub-Advisers, Administrator and Distributor, under Section 17 of the Act, for portfolio transactions executed on behalf of each Portfolio:

GLOBAL INFRASTRUCTURE	FOCUS GROWTH	GROWTH	MULTI CAP GROWTH	MID CAP GROWTH
$2,347	$189	$11	$51	$31

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser, Sub-Advisers and Distributor, is the Fund's transfer agent.

7. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities issued by FNMA and FHLMC that are held by the Portfolio's are not backed by subprime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to costs and delays.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2010, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

	(AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH DECEMBER 31,	2011	2012	2013	2014	2016	2017	2018	TOTAL
Flexible Income	$6,161	$1,199	$562	$939	$4,961	$6,610	$2,199	$22,631
Growth	3,145	60	—	—	—	—	—	3,205
Focus Growth	—	—	—	—	4,859	3,620	—	8,479
Multi Cap Growth	—	—	—	—	1,929	334	—	2,263
Mid Cap Growth	—	—	—	—	—	2,332	—	2,332

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

At December 31, 2010, the primary reason(s) for significant temporary book/tax differences were as follows:

TEMPORARY DIFFERENCES
	POST- OCTOBER LOSSES	LOSS DEFERRALS FROM WASH SALES
Money Market
Flexible Income	•	•
Global Infrastructure	•	•
Growth		•
Focus Growth	•	•
Multi Cap Growth	•	•
Mid Cap Growth	•	•

Additionally, the following Portfolios had other temporary differences: Flexible Income and Global Infrastructure — gain/loss from the mark-to-market of futures and/or options contracts; Flexible Income — interest on bonds in default and capital loss deferrals on straddles; Global Infrastructure — mark-to-market of passive foreign investment companies ("PFICs") and foreign tax credit pass through. The following Portfolios had temporary and/or permanent differences attributable to book amortization of premiums on debt securities: Flexible Income.

9. Expense Offset

The Fund has entered into an arrangement with State Street ("Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statements of Operations.

10. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2011 (unaudited) continued

11. Subsequent Event

Effective July 31, 2011, the Board of Trustees of the Fund has approved (i) changing the investment adviser with respect to each Portfolio from Morgan Stanley Investment Advisors Inc. to Morgan Stanley Investment Management Inc., and (ii) changing the distributor with respect to each Portfolio from Morgan Stanley Distributors Inc. to Morgan Stanley Distribution, Inc. In connection with this approval, there will be no change in the nature of the services currently provided to the Fund through its existing advisory and distribution relationships.

(This page has been intentionally left blank.)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)		NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS		DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS		TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2006	$1.00	$0.040		—	$0.040		$(0.040)		—		$(0.040)
2007	1.00	0.050		—	0.050		(0.050)		—		(0.050)
2008	1.00	0.020		—	0.020		(0.020)		—		(0.020)
2009	1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
2010	1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
2011^	1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
CLASS Y SHARES
2006	1.00	0.040		—	0.040		(0.040)		—		(0.040)
2007	1.00	0.050		—	0.050		(0.050)		—		(0.050)
2008	1.00	0.020		—	0.020		(0.020)		—		(0.020)
2009	1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
2010	1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
2011^	1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
FLEXIBLE INCOME CLASS X SHARES
2006	7.35	0.46		$(0.04)	0.42		(0.47)		—		(0.47)
2007	7.30	0.48		(0.21)	0.27		(0.44)		$(0.01	)(g)	(0.45)
2008	7.12	0.41		(1.93)	(1.52)		(0.14)		—		(0.14)
2009	5.46	0.32		0.73	1.05		(0.43)		—		(0.43)
2010	6.08	0.27		0.25	0.52		(0.39)		—		(0.39)
2011^	6.21	0.20		0.01	0.21		(0.41)		—		(0.41)
CLASS Y SHARES
2006	7.33	0.44		(0.05)	0.39		(0.45)		—		(0.45)
2007	7.27	0.46		(0.20)	0.26		(0.42)		(0.01	)(g)	(0.43)
2008	7.10	0.39		(1.93)	(1.54)		(0.13)		—		(0.13)
2009	5.43	0.31		0.72	1.03		(0.42)		—		(0.42)
2010	6.04	0.25		0.26	0.51		(0.38)		—		(0.38)
2011^	6.17	0.19		0.02	0.21		(0.40)		—		(0.40)

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2006	$1.00	4.59%		$46,731	0.58%		4.56%		—		N/A
2007	1.00	4.93		38,036	0.58		4.79		—		N/A
2008	1.00	2.38		42,190	0.58		2.34		—		N/A
2009	1.00	0.03		40,771	0.39	(e)(f)	0.03	(e)(f)	—		N/A
2010	1.00	0.01		32,429	0.30	(f)	0.01	(f)	—		N/A
2011^	1.00	0.00	(i)(k)	30,275	0.32	(f)(l)	0.01	(f)(l)	—		N/A
CLASS Y SHARES
2006	1.00	4.34		74,239	0.83		4.31		—		N/A
2007	1.00	4.67		84,724	0.83		4.54		—		N/A
2008	1.00	2.13		173,595	0.83		1.91		—		N/A
2009	1.00	0.01		101,015	0.40	(e)(f)	0.02	(e)(f)	—		N/A
2010	1.00	0.01		67,856	0.30	(f)	0.01	(f)	—		N/A
2011^	1.00	0.00	(i)(k)	63,571	0.32	(f)(l)	0.01	(f)(l)	—		N/A
FLEXIBLE INCOME CLASS X SHARES
2006	7.30	5.76		29,166	0.56		6.30		—		52%
2007	7.12	3.89		24,135	0.61		6.62		—		51
2008	5.46	(21.62)		14,743	0.67	(h)	6.48	(h)	0.01%		73
2009	6.08	19.77		13,924	0.92	(h)	5.58	(h)	0.01		165
2010	6.21	9.08		12,719	0.90	(h)	4.38	(h)	0.00	(i)	91
2011^	6.01	3.45	(k)	12,255	0.96	(h)(l)	6.29	(h)(l)	0.00	(i)(l)	42	(k)
CLASS Y SHARES
2006	7.27	5.68		25,765	0.81		6.05		—		52
2007	7.10	3.64		25,381	0.86		6.37		—		51
2008	5.43	(21.89)		15,658	0.92	(h)	6.23	(h)	0.01		73
2009	6.04	19.45		16,357	1.17	(h)	5.33	(h)	0.01		165
2010	6.17	8.85		14,740	1.15	(h)	4.13	(h)	0.00	(i)	91
2011^	5.98	3.34	(k)	13,506	1.21	(h)(l)	6.04	(h)(l)	0.00	(i)(l)	42	(k)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
GLOBAL INFRASTRUCTURE CLASS X SHARES
2006	$21.43	$0.46	$3.88	$4.34	$(0.48)		—	$(0.48)
2007	25.29	0.51	4.49	5.00	(0.52)		—	(0.52)
2008	29.77	0.58	(10.37)	(9.79)	(0.15)		—	(0.15)
2009	19.83	0.54	3.00	3.54	(0.69)		—	(0.69)
2010	22.68	0.56	0.72	1.28	(0.53)		$(0.98)	(1.51)
2011^	22.45	0.32	2.41	2.73	(0.69)		(1.51)	(2.20)
CLASS Y SHARES
2006	21.42	0.40	3.87	4.27	(0.42)		—	(0.42)
2007	25.27	0.45	4.48	4.93	(0.45)		—	(0.45)
2008	29.75	0.52	(10.36)	(9.84)	(0.13)		—	(0.13)
2009	19.78	0.49	3.00	3.49	(0.64)		—	(0.64)
2010	22.63	0.51	0.71	1.22	(0.47)		(0.98)	(1.45)
2011^	22.40	0.29	2.41	2.70	(0.62)		(1.51)	(2.13)
GROWTH CLASS X SHARES
2006	17.51	(0.01)	0.70	0.69	—		—	—
2007	18.20	0.08	3.91	3.99	—		—	—
2008	22.19	(0.04)	(10.74)	(10.78)	(0.06)		—	(0.06)
2009	11.35	0.02	7.49	7.51	—		—	—
2010	18.86	0.02	4.45	4.47	—		—	—
2011^	23.33	0.00	2.11	2.11	—		—	—
CLASS Y SHARES
2006	17.33	(0.05)	0.69	0.64	—		—	—
2007	17.97	0.03	3.86	3.89	—		—	—
2008	21.86	(0.08)	(10.59)	(10.67)	(0.00	)(j)	—	(0.00	)(j)
2009	11.19	(0.02)	7.37	7.35	—		—	—
2010	18.54	(0.03)	4.36	4.33	—		—	—
2011^	22.87	(0.03)	2.08	2.05	—		—	—

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
GLOBAL INFRASTRUCTURE CLASS X SHARES
2006	$25.29	20.50%	$52,982	0.74%		2.02%		—		21%
2007	29.77	19.86	48,582	0.75		1.83		—		8
2008	19.83	(33.02)	26,297	0.84	(h)	2.28	(h)	0.00	(i)%	77
2009	22.68	18.47	24,953	1.42	(h)	2.75	(h)	0.00	(i)	279
2010	22.45	7.13	21,843	0.93	(h)	2.66	(h)	0.00	(i)	148
2011^	22.98	12.19 (k)	21,321	1.04	(h)(l)	2.67	(h)(l)	0.00	(i)(l)	18	(k)
CLASS Y SHARES
2006	25.27	20.17	17,495	0.99		1.77		—		21
2007	29.75	19.59	18,763	1.00		1.58		—		8
2008	19.78	(33.19)	10,886	1.09	(h)	2.03	(h)	0.00	(i)	77
2009	22.63	18.18	10,332	1.67	(h)	2.50	(h)	0.00	(i)	279
2010	22.40	6.81	8,883	1.18	(h)	2.41	(h)	0.00	(i)	148
2011^	22.97	12.09 (k)	8,392	1.29	(h)(l)	2.42	(h)(l)	0.00	(i)(l)	18	(k)
GROWTH CLASS X SHARES
2006	18.20	3.94	23,975	0.71		(0.04)		—		61
2007	22.19	21.92	21,863	0.70		0.38		—		55
2008	11.35	(48.70)	8,621	0.81	(h)	(0.21	)(h)	0.00	(i)	42
2009	18.86	66.17	11,748	0.91	(h)	0.11	(h)	0.00	(i)	19
2010	23.33	23.70	11,710	0.89	(h)	0.11	(h)	0.00	(i)	33
2011^	25.44	9.09 (k)	11,285	0.89	(h)(l)	(0.02	)(h)(l)	0.00	(i)(l)	16	(k)
CLASS Y SHARES
2006	17.97	3.75	27,009	0.96		(0.29)		—		61
2007	21.86	21.58	27,644	0.95		0.13		—		55
2008	11.19	(48.81)	12,953	1.06	(h)	(0.46	)(h)	0.00	(i)	42
2009	18.54	65.68	17,864	1.16	(h)	(0.14	)(h)	0.00	(i)	19
2010	22.87	23.35	17,537	1.14	(h)	(0.14	)(h)	0.00	(i)	33
2011^	24.92	8.96 (k)	16,189	1.14	(h)(l)	(0.27	)(h)(l)	0.00	(i)(l)	16	(k)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
FOCUS GROWTH CLASS X SHARES
2006	$17.19	$(0.03)	$0.09	$0.06	$0.00 (j)	—	$(0.00	)(j)
2007	17.25	0.08	3.85	3.93	—	—	—
2008	21.18	(0.03)	(10.83)	(10.86)	(0.07)	—	(0.07)
2009	10.25	0.01	7.35	7.36	(0.02)	—	(0.02)
2010	17.59	(0.01)	4.83	4.82	(0.01)	—	(0.01)
2011^	22.40	0.01	1.83	1.84	—	—	—
CLASS Y SHARES
2006	17.10	(0.07)	0.09	0.02	—	—	—
2007	17.12	0.04	3.81	3.85	—	—	—
2008	20.97	(0.08)	(10.73)	(10.81)	(0.01)	—	(0.01)
2009	10.15	(0.02)	7.27	7.25	—	—	—
2010	17.40	(0.05)	4.77	4.72	—	—	—
2011^	22.12	(0.02)	1.81	1.79	—	—	—
MULTI CAP GROWTH CLASS X SHARES
2006	11.71	(0.04)	0.95	0.91	—	—	—
2007	12.62	0.04	2.41	2.45	—	—	—
2008	15.07	(0.05)	(7.34)	(7.39)	—	—	—
2009	7.68	(0.02)	5.38	5.36	—	—	—
2010	13.04	(0.04)	3.56	3.52	—	—	—
2011^	16.56	(0.04)	0.84	0.80	—	—	—
CLASS Y SHARES
2006	11.55	(0.07)	0.94	0.87	—	—	—
2007	12.42	0.00	2.37	2.37	—	—	—
2008	14.79	(0.08)	(7.19)	(7.27)	—	—	—
2009	7.52	(0.05)	5.26	5.21	—	—	—
2010	12.73	(0.07)	3.47	3.40	—	—	—
2011^	16.13	(0.06)	0.82	0.76	—	—	—

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
FOCUS GROWTH CLASS X SHARES
2006	$17.25	0.37%	$137,081	0.69%		(0.15)%		—		98%
2007	21.18	22.78	125,826	0.72		0.44		—		48
2008	10.25	(51.43)	48,722	0.70	(h)	(0.19	)(h)	0.01%		31
2009	17.59	71.83	67,932	0.77	(h)	0.10	(h)	0.00	(i)	11
2010	22.40	27.41	72,166	0.75	(h)	(0.04	)(h)	0.00	(i)	44
2011^	24.24	8.21 (k)	69,155	0.74	(h)(l)	0.07	(h)(l)	0.00	(i)(l)	16	(k)
CLASS Y SHARES
2006	17.12	0.12	36,895	0.94		(0.40)		—		98
2007	20.97	22.49	38,526	0.97		0.19		—		48
2008	10.15	(51.57)	14,206	0.95	(h)	(0.44	)(h)	0.01		31
2009	17.40	71.43	22,047	1.02	(h)	(0.15	)(h)	0.00	(i)	11
2010	22.12	27.07	21,783	1.00	(h)	(0.29	)(h)	0.00	(i)	44
2011^	23.91	8.14 (k)	20,570	0.99	(h)(l)	(0.18	)(h)(l)	0.00	(i)(l)	16	(k)
MULTI CAP GROWTH CLASS X SHARES
2006	12.62	7.86	19,112	0.90		(0.32)		—		59
2007	15.07	19.32	17,108	0.94		0.26		—		57
2008	7.68	(49.04)	6,744	1.04	(h)	(0.37	)(h)	0.00	(i)	33
2009	13.04	69.79	9,601	1.23	(h)	(0.24	)(h)	0.00	(i)	23
2010	16.56	26.99	10,230	1.08	(h)	(0.31	)(h)	0.00	(i)	27
2011^	17.36	4.83 (k)	9,640	1.10	(h)(l)	(0.43	)(h)(l)	0.00	(i)(l)	18	(k)
CLASS Y SHARES
2006	12.42	7.53	16,127	1.15		(0.57)		—		59
2007	14.79	19.08	18,362	1.19		0.01		—		57
2008	7.52	(49.15)	8,571	1.29	(h)	(0.62	)(h)	0.00	(i)	33
2009	12.73	69.28	12,455	1.48	(h)	(0.49	)(h)	0.00	(i)	23
2010	16.13	26.71	13,058	1.33	(h)	(0.56	)(h)	0.00	(i)	27
2011^	16.89	4.65 (k)	11,448	1.35	(h)(l)	(0.68	)(h)(l)	0.00	(i)(l)	18	(k)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MID CAP GROWTH CLASS X SHARES
2006	$23.76	$0.12	$2.40	$2.52	—	—	—
2007	26.28	0.16	5.87	6.03	$(0.12)	—	$(0.12)
2008	32.19	(0.05)	(15.34)	(15.39)	(0.19)	—	(0.19)
2009	16.61	0.03	10.01	10.04	—	—	—
2010	26.65	0.10	8.63	8.73	(0.04)	—	(0.04)
2011^	35.34	(0.01)	4.06	4.05	(0.13)	—	(0.13)
CLASS Y SHARES
2006	23.43	0.05	2.38	2.43	—	—	—
2007	25.86	0.09	5.76	5.85	(0.04)	—	(0.04)
2008	31.67	(0.11)	(15.10)	(15.21)	(0.12)	—	(0.12)
2009	16.34	(0.03)	9.84	9.81	—	—	—
2010	26.15	0.03	8.46	8.49	—	—	—
2011^	34.64	(0.06)	3.98	3.92	(0.05)	—	(0.05)

  ^  For the six months ended June 30, 2011 (unaudited).

  (a)  The per share amounts were computed using an average number of shares outstanding during the period.

  (b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

  (c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  (d)  Amount is less than $0.001.

  (e)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.03% for the year ended 2009.

  (f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Distributor, Investment Adviser, and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2011
Class X	0.62%	(0.29)%
Class Y	0.87	(0.54)
December 31, 2010
Class X	0.59	(0.29)
Class Y	0.84	(0.54)
December 31, 2009
Class X	0.59	(0.17)
Class Y	0.84	(0.42)

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MID CAP GROWTH CLASS X SHARES
2006	$26.28	10.69%	$41,466	0.63%		0.47%		—		65%
2007	32.19	22.94	38,069	0.67		0.54		—		78
2008	16.61	(48.06)	16,023	0.74	(h)	(0.19	)(h)	0.01%		43
2009	26.65	60.45	21,310	0.84	(h)	0.12	(h)	0.00	(i)	36
2010	35.34	32.79	24,319	0.79	(h)	0.36	(h)	0.00	(i)	44
2011^	39.26	11.45 (k)	24,822	0.76	(h)(l)	(0.05	)(h)(l)	0.00	(i)(l)	17	(k)
CLASS Y SHARES
2006	25.86	10.42	10,192	0.88		0.22		—		65
2007	31.67	22.65	12,788	0.92		0.29		—		78
2008	16.34	(48.20)	5,469	0.99	(h)	(0.44	)(h)	0.01		43
2009	26.15	60.04	8,267	1.09	(h)	(0.13	)(h)	0.00	(i)	36
2010	34.64	32.47	10,828	1.04	(h)	0.11	(h)	0.00	(i)	44
2011^	38.51	11.32 (k)	11,634	1.01	(h)(l)	(0.30	)(h)(l)	0.00	(i)(l)	17	(k)

  (g)  Distribution from paid-in-capital.

  (h)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (i)  Amount is less than 0.005%.

  (j)  Includes dividends of less than $0.001.

  (k)  Not annualized.

  (l)  Annualized.

Morgan Stanley Select Dimensions Investment Series

Change in Independent Registered Public Accounting Firm (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as Independent Registered Public Accounting Firm of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new Independent Registered Public Accounting Firm.

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Trustees
Frank L. Bowman	Joseph J. Kearns

Michael Bozic	Michael F. Klein

Kathleen A. Dennis	Michael E. Nugent

James F. Higgins	W. Allen Reed

Dr. Manuel H. Johnson	Fergus Reid

Officers
Michael E. Nugent Chairperson of the Board

Arthur Lev President and Principal Executive Officer

Mary Ann Picciotto Chief Compliance Officer

Stefanie V. Chang Yu Vice President

Francis J. Smith Treasurer and Principal Financial Officer

Mary E. Mullin Secretary

Transfer Agent	Custodian
Morgan Stanley Services Company Inc. P.O. Box 219886 Kansas City, Missouri 64121	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Counsel to the Independent Trustees	Investment Adviser
Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Advisors Inc. 522 Fifth Avenue New York, New York 10036

Sub-Adviser (Global Infrastructure)
Morgan Stanley Investment Management Limited 25 Cabot Square, London, E14 4QA England

Morgan Stanley Investment Management Company 23 Church Street 16-01 Capital Square 049481 Singapore

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

SELDIMSAN
IU11-01702P-Y06/11

#40474

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 25, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 25, 2011